                                   TOUCHSTONE

                                FAMILY OF FUNDS
                            Select Advisors Trust A


                      * Touchstone Emerging Growth Fund A
                      * Touchstone International Equity Fund A
                      * Touchstone Income Opportunity Fund A
                      * Touchstone Value Plus Fund A
                      * Touchstone Growth & Income Fund A
                      * Touchstone Balanced Fund A
                      * Touchstone Bond Fund A


                               SEMIANNUAL REPORT
                                 JUNE 30, 1998

                      7076-9806

Dear Fellow Shareholder:

     As pleased overall as we are with our investment performance at Touchstone during the past 6 months, we must be realistic. Over most of the century, for example, the U.S. stock market has returned an average of 11% to 12% per year, not per quarter. We encourage you to keep that in mind should the market regress to its pattern of more moderate performance. But when will this happen?

     The answer is, nobody really knows. And the only consensus seems to be that there is no consensus. For example, are stock prices really too high? Or have the old valuation rules outlived their usefulness? Is the Asian economic crisis keeping global inflation in check and interest rates low? Or is it simply waiting in the wings, ready to waylay corporate profitability?

     Going forward, companies that can perform on their own merits will most likely be the ones offering the best opportunities. Those are the kinds of companies our portfolio managers are proud to find, one at a time, no matter how the market's doing.

     We're also proud to introduce a new addition to our family of Funds and Variable Annuities: the Touchstone Value Plus Portfolios. These Portfolios, managed by Fort Washington Investment Advisors, seek long-term capital growth by investing primarily in large cap stocks that are considered fundamentally undervalued. These are sound companies with unique competitive advantages and proven management.

     Our other outstanding portfolio managers also keep their ears to the ground. They listen and watch for major forces that drive the markets, such as corporate restructurings, the retirement plan revolution, the move to liquidity, and the mainstreaming of technology -- forces that have made the U.S. the envy of the global economy, and are now beginning to make their way overseas. Beyond finding individual companies that may benefit from these forces, our job is to look forward and see how Touchstone can best take advantage of these trends to better serve you.

     I'd like to take this opportunity to thank you for the success we've shared together. We appreciate your continued confidence and investment in the Touchstone Family of Funds and Variable Annuities.(1)

Sincerely,

/s/ Edward G. Harness
Edward G. Harness
President and Chief Executive Officer
Touchstone Family of Funds

P.S. Please visit us on the World Wide Web at www.touchstonefunds.com

------------------------------
(1) Touchstone Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio. Touchstone Family of Funds and Variable Annuities are distributed by Touchstone Securities, Inc., member NASD and SIPC. For a prospectus containing more information, including all fees and expenses, call (800) 669-2796. Please read the prospectus carefully before investing or sending money.

                      [This Page Intentionally Left Blank]

SELECT ADVISORS TRUST A
Statements of Assets and Liabilities
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                  TOUCHSTONE    TOUCHSTONE      TOUCHSTONE                 TOUCHSTONE
                                   EMERGING    INTERNATIONAL     GROWTH &     TOUCHSTONE     INCOME      TOUCHSTONE   TOUCHSTONE
                                    GROWTH        EQUITY          INCOME       BALANCED    OPPORTUNITY      BOND      VALUE PLUS
                                    FUND A        FUND A          FUND A        FUND A       FUND A        FUND A      FUND A(a)
                                  ----------   -------------    -----------   ----------   -----------   ----------   -----------
ASSETS:
Investment in corresponding
 Select Advisors Portfolios, at
 value (Note 1)                   $8,670,864    $6,464,716      $15,515,568   $4,310,837   $7,424,299    $4,137,525   $24,937,702
Deferred organization expenses
 (Note 1)                            12,319         12,319          12,319       12,319        12,319       12,319             --
Receivable for fund shares sold       3,343         24,101           3,539        1,444        21,772          293             --
Reimbursement receivable from
 Sponsor (Note 3)                   174,872        172,578         192,561      170,377       137,450      155,666         24,182
                                  ----------    ----------      -----------   ----------   ----------    ----------   -----------
   Total assets                   8,861,398      6,673,714      15,723,987    4,494,977     7,595,840    4,305,803     24,961,884
                                  ----------    ----------      -----------   ----------   ----------    ----------   -----------
LIABILITIES:
Payable for fund shares redeemed      2,410          1,325           1,601        1,841        15,265          800             --
Distribution payable from income         --             --          38,076       16,798        79,002       16,405             --
Other accrued expenses               16,891          9,571          20,694       23,952        26,556       21,836         30,018
                                  ----------    ----------      -----------   ----------   ----------    ----------   -----------
   Total liabilities                 19,301         10,896          60,371       42,591       120,823       39,041         30,018
                                  ----------    ----------      -----------   ----------   ----------    ----------   -----------
NET ASSETS:                       $8,842,097    $6,662,818      $15,663,616   $4,452,386   $7,475,017    $4,266,762   $24,931,866
                                  ==========    ==========      ===========   ==========   ==========    ==========   ===========
Shares outstanding                  607,434        474,106         952,948      336,238       789,805      410,045      2,526,311
                                  ==========    ==========      ===========   ==========   ==========    ==========   ===========
Net asset value and redemption
 price per share                  $   14.56     $    14.05      $    16.44    $   13.24    $     9.46    $   10.41    $      9.87
                                  ==========    ==========      ===========   ==========   ==========    ==========   ===========
Offering price per share          $   15.45     $    14.91      $    17.44    $   14.05    $     9.93    $   10.93    $     10.47
                                  ==========    ==========      ===========   ==========   ==========    ==========   ===========
Maximum sales load                     5.75%          5.75%           5.75%        5.75%         4.75%        4.75%          5.75%
                                  ==========    ==========      ===========   ==========   ==========    ==========   ===========

Statements of Operations
For the Six Months Ended June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                          TOUCHSTONE    TOUCHSTONE      TOUCHSTONE                 TOUCHSTONE
                                           EMERGING    INTERNATIONAL     GROWTH &     TOUCHSTONE     INCOME      TOUCHSTONE
                                            GROWTH        EQUITY          INCOME       BALANCED    OPPORTUNITY      BOND
                                            FUND A        FUND A          FUND A        FUND A       FUND A        FUND A

INVESTMENT INCOME ALLOCATED FROM
 CORRESPONDING PORTFOLIO (NOTE 1):
 Interest income                          $  10,091     $    4,526      $    6,027    $  53,520    $  436,017    $  79,322
 Dividend income                             25,796         62,051(b)      123,485       16,664            --        6,574
                                          ----------    ----------      -----------   ----------   ----------    ----------
   Total investment income                   35,887         66,577         129,512       70,184       436,017       85,896
                                          ----------    ----------      -----------   ----------   ----------    ----------
EXPENSES:
 Allocated portfolio expenses                44,748         42,932          56,127       24,325        41,901       10,381
 Sponsor fee (Note 2)                         6,310          5,689           9,310        3,886         7,388        2,557
 Transfer agent                              20,060         19,358          22,053       18,471        23,416       16,835
 Fund accounting and administration          12,397         14,876          12,397       12,397        14,876       14,876
 Registration                                 8,644          7,544           9,124        7,613         9,427        6,777
 Distribution (Note 2)                        7,888          7,112          11,638        4,857         9,234        3,197
 Audit                                        4,959          5,455           4,959        4,959         5,455        4,959
 Amortization of organization expenses
   (Note 1)                                   4,845          4,845           4,845        4,845         4,845        4,845
 Printing                                     3,651          2,391           5,021        2,002         5,276        1,444
 Legal                                        1,095            717           1,506          601         1,584          433
 Miscellaneous                                  793            519           1,090          434         1,146          313
 Trustee (Note 2)                               594            389             816          326           858          235
                                          ----------    ----------      -----------   ----------   ----------    ----------
   Total expenses                           115,984        111,827         138,886       84,716       125,406       66,852
   Waiver of sponsor fee (Note 2)            (6,310)        (5,689)         (9,310)      (3,886)       (7,388)      (2,557)
   Reimbursement from sponsor (Note 3)      (62,346)       (60,623)        (69,058)     (54,601)      (73,693)     (52,787)
                                          ----------    ----------      -----------   ----------   ----------    ----------
   NET EXPENSES                              47,328         45,515          60,518       26,229        44,325       11,508
                                          ----------    ----------      -----------   ----------   ----------    ----------




NET INVESTMENT INCOME (LOSS)                (11,441)        21,062          68,994       43,955       391,692       74,388
                                          ----------    ----------      -----------   ----------   ----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) FROM
 PORTFOLIO:
 Net realized gain (loss) on:
 Investments                                379,593        190,510         738,280       86,872        83,940       36,043
 Foreign currency transactions                   --         (8,773)             --        2,141            --           --
                                          ----------    ----------      -----------   ----------   ----------    ----------
                                            379,593        181,737         738,280       89,013        83,940       36,043
                                          ----------    ----------      -----------   ----------   ----------    ----------
 Net change in unrealized appreciation
   (depreciation) on:
 Investments                               (225,003)       941,350        (371,038)     108,471      (448,853)       5,239
 Foreign currency transactions                   --           (445)             --        6,816            68           --
                                          ----------    ----------      -----------   ----------   ----------    ----------
                                           (225,003)       940,905        (371,038)     115,287      (448,785)       5,239
                                          ----------    ----------      -----------   ----------   ----------    ----------
 Net realized and unrealized gain (loss)
   from Portfolio                           154,590      1,122,642         367,242      204,300      (364,845)      41,282
                                          ----------    ----------      -----------   ----------   ----------    ----------
 NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS              $ 143,149     $1,143,704      $  436,236    $ 248,255    $   26,847    $ 115,670
                                          ==========    ==========      ===========   ==========   ==========    ==========


                                          TOUCHSTONE
                                          VALUE PLUS
                                           FUND A(a)
INVESTMENT INCOME ALLOCATED FROM
 CORRESPONDING PORTFOLIO (NOTE 1):
 Interest income                          $    19,589
 Dividend income                               53,703
                                          -----------
   Total investment income                     73,292
                                          -----------
EXPENSES:
 Allocated portfolio expenses                  36,957
 Sponsor fee (Note 2)                           8,211
 Transfer agent                                 6,972
 Fund accounting and administration             4,150
 Registration                                  13,396
 Distribution (Note 2)                         10,264
 Audit                                          2,490
 Amortization of organization expenses
   (Note 1)                                        --
 Printing                                         996
 Legal                                            299
 Miscellaneous                                  1,245
 Trustee (Note 2)                                 797
                                          -----------
   Total expenses                              85,777
   Waiver of sponsor fee (Note 2)              (8,211)
   Reimbursement from sponsor (Note 3)        (24,182)
                                          -----------
   NET EXPENSES                                53,384
                                          -----------
NET INVESTMENT INCOME (LOSS)                   19,908
                                          -----------
REALIZED AND UNREALIZED GAIN (LOSS) FROM
 PORTFOLIO:
 Net realized gain (loss) on:
 Investments                                  (71,602)
 Foreign currency transactions                     --
                                          -----------
                                              (71,602)
                                          -----------
 Net change in unrealized appreciation
   (depreciation) on:
 Investments                                 (270,659)
 Foreign currency transactions                     --
                                          -----------
                                             (270,659)
                                          -----------
 Net realized and unrealized gain (loss)
   from Portfolio                            (342,261)
                                          -----------
 NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS              $  (322,353)
                                          ===========

------------------------------
(a) The Fund commenced operations on May 1, 1998.
(b) Net of foreign tax withholding of $9,228.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS TRUST A
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                    TOUCHSTONE EMERGING        TOUCHSTONE INTERNATIONAL         TOUCHSTONE GROWTH &
                                       GROWTH FUND A                 EQUITY FUND A                 INCOME FUND A
                                ---------------------------   ---------------------------   ---------------------------
                                FOR THE SIX                   FOR THE SIX                   FOR THE SIX
                                MONTHS ENDED     FOR THE      MONTHS ENDED     FOR THE      MONTHS ENDED     FOR THE
                                  JUNE 30,      YEAR ENDED      JUNE 30,      YEAR ENDED      JUNE 30,      YEAR ENDED
                                    1998       DECEMBER 31,       1998       DECEMBER 31,       1998       DECEMBER 31,
                                (UNAUDITED)        1997       (UNAUDITED)        1997       (UNAUDITED)        1997
                                ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS (ALLOCATED FROM
  CORRESPONDING PORTFOLIO):
  Net investment income (loss)   $  (11,441)    $  (11,717)    $   21,062     $    7,130    $    68,994    $    30,857
  Net realized gain (loss)          379,593        590,394        181,737        524,042        738,280        652,500
  Net change in unrealized
   appreciation (depreciation)     (225,003)       538,558        940,905         47,371       (371,038)       212,301
                                 ----------     ----------     ----------     ----------    -----------    -----------
  Net increase in net assets
   resulting from operations        143,149      1,117,235      1,143,704        578,543        436,236        895,658
                                 ----------     ----------     ----------     ----------    -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income                  --           (204)            --         (5,903)       (74,251)       (36,450)
  Realized capital gains                 --       (453,141)            --       (331,108)            --       (602,875)
  Distributions in excess of
   net investment income                 --             --             --             --             --             --
  Distributions in excess of
   capital gains                         --             --             --             --             --             --
                                 ----------     ----------     ----------     ----------    -----------    -----------
TOTAL DIVIDENDS AND
  DISTRIBUTIONS                          --       (453,345)            --       (337,011)       (74,251)      (639,325)
                                 ----------     ----------     ----------     ----------    -----------    -----------
SHARE TRANSACTIONS (NOTE 1):
  Proceeds from shares sold       3,923,711      1,370,965        931,429        888,137      9,887,788      2,927,262
  Reinvestment of dividends
   and distributions                     --        381,960             --        334,346         35,694        629,283
  Cost of shares redeemed          (173,436)      (341,399)      (173,082)      (151,885)      (602,077)    (1,492,018)
                                 ----------     ----------     ----------     ----------    -----------    -----------
  Net increase from share
   transactions:                  3,750,275      1,411,526        758,347      1,070,598      9,321,405      2,064,527
                                 ----------     ----------     ----------     ----------    -----------    -----------
TOTAL INCREASE IN NET ASSETS      3,893,424      2,075,416      1,902,051      1,312,130      9,683,390      2,320,860
NET ASSETS:
  Beginning of period             4,948,673      2,873,257      4,760,767      3,448,637      5,980,226      3,659,366
                                 ----------     ----------     ----------     ----------    -----------    -----------
  End of period                  $8,842,097     $4,948,673     $6,662,818     $4,760,767    $15,663,616    $ 5,980,226
                                 ==========     ==========     ==========     ==========    ===========    ===========
NET ASSETS CONSIST OF:
  Paid-in capital                $7,646,983     $3,896,709     $5,041,384     $4,283,036    $14,827,740    $ 5,506,335
  Undistributed (distributions
    in excess of) net
    investment income               (11,441)            --          6,631        (14,430)        (3,091)         2,166
  Accumulated net realized
    gain (loss) from Portfolio      424,025         44,431        240,715         58,978        822,096         83,816
  Net unrealized appreciation
    (depreciation) from
    Portfolio                       782,530      1,007,533      1,374,088        433,183         16,871        387,909
                                 ----------     ----------     ----------     ----------    -----------    -----------
  Net assets applicable to
    shares outstanding           $8,842,097     $4,948,673     $6,662,818     $4,760,767    $15,663,616    $ 5,980,226
                                 ==========     ==========     ==========     ==========    ===========    ===========
SHARES OUTSTANDING (NOTE 1):
  Shares sold                       262,138        105,014         70,270         76,304        590,878        194,618
  Reinvestment of dividends
   and distributions                     --         28,399             --         29,458          2,152         42,510
                                 ----------     ----------     ----------     ----------    -----------    -----------
                                    262,138        133,413         70,270        105,762        593,030        237,128
  Shares redeemed                   (12,033)       (24,818)       (13,254)       (13,074)       (37,109)      (100,955)
                                 ----------     ----------     ----------     ----------    -----------    -----------
  Net increase                      250,105        108,595         57,016         92,688        555,921        136,173
  Beginning of period               357,329        248,734        417,090        324,402        397,027        260,854
                                 ----------     ----------     ----------     ----------    -----------    -----------
  End of period                     607,434        357,329        474,106        417,090        952,948        397,027
                                 ==========     ==========     ==========     ==========    ===========    ===========

------------------------------
(a) The Fund commenced operations on May 1, 1998.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

            TOUCHSTONE                 TOUCHSTONE INCOME                TOUCHSTONE            TOUCHSTONE VALUE
          BALANCED FUND A             OPPORTUNITY FUND A                BOND FUND A             PLUS FUND A
    ---------------------------   ---------------------------   ---------------------------   ----------------
    FOR THE SIX                   FOR THE SIX                   FOR THE SIX                       FOR THE
    MONTHS ENDED     FOR THE      MONTHS ENDED     FOR THE      MONTHS ENDED     FOR THE      PERIOD ENDED(a)
      JUNE 30,      YEAR ENDED      JUNE 30,      YEAR ENDED      JUNE 30,      YEAR ENDED        JUNE 30,
        1998       DECEMBER 31,       1998       DECEMBER 31,       1998       DECEMBER 31,         1998
    (UNAUDITED)        1997       (UNAUDITED)        1997       (UNAUDITED)        1997         (UNAUDITED)
    ------------   ------------   ------------   ------------   ------------   ------------   ----------------
     $   43,955     $   55,009    $   391,692    $   781,214     $   74,388    $   115,995      $    19,908
         89,013        499,632         83,940        241,119         36,043          2,874          (71,602)
        115,287        (91,281)      (448,785)      (458,957)         5,239         28,320         (270,659)
     ----------     ----------    -----------    -----------     ----------    -----------      -----------
        248,255        463,360         26,847        563,376        115,670        147,189         (322,353)
     ----------     ----------    -----------    -----------     ----------    -----------      -----------
        (31,994)       (55,865)      (357,373)      (773,302)       (61,646)      (117,358)              --
             --       (473,050)            --       (271,405)            --           (203)              --
             --         (8,806)            --             --             --         (6,489)              --
             --             --             --       (242,082)            --             --               --
     ----------     ----------    -----------    -----------     ----------    -----------      -----------
        (31,994)      (537,721)      (357,373)    (1,286,789)       (61,646)      (124,050)              --
     ----------     ----------    -----------    -----------     ----------    -----------      -----------
      1,166,878        931,397      2,062,501      7,560,967      2,622,849      1,926,355       25,254,219
         14,807        533,585        217,692      1,042,480         44,054         86,946               --
       (261,325)      (160,287)    (1,483,516)    (5,450,248)      (138,787)    (1,172,671)              --
     ----------     ----------    -----------    -----------     ----------    -----------      -----------
        920,360      1,304,695        796,677      3,153,199      2,528,116        840,630       25,254,219
     ----------     ----------    -----------    -----------     ----------    -----------      -----------
      1,136,621      1,230,334        466,151      2,429,786      2,582,140        863,769       24,931,866
      3,315,765      2,085,431      7,008,866      4,579,080      1,684,622        820,853               --
     ----------     ----------    -----------    -----------     ----------    -----------      -----------
     $4,452,386     $3,315,765    $ 7,475,017    $ 7,008,866     $4,266,762    $ 1,684,622      $24,931,866
     ==========     ==========    ===========    ===========     ==========    ===========      ===========
     $3,981,905     $3,061,544    $ 8,334,533    $ 7,537,857     $4,182,147    $ 1,654,030      $25,254,219
         14,467          2,506         39,972          5,651         15,160          1,097           19,908
        119,272         30,260       (151,391)      (235,330)        32,404         (2,317)         (71,602)
        336,742        221,455       (748,097)      (299,312)        37,051         31,812         (270,659)
     ----------     ----------    -----------    -----------     ----------    -----------      -----------
     $4,452,386     $3,315,765    $ 7,475,017    $ 7,008,866     $4,266,762    $ 1,684,622      $24,931,866
     ==========     ==========    ===========    ===========     ==========    ===========      ===========
         88,067         68,410        208,257        677,881        254,323        189,458        2,526,311
          1,119         43,278         21,965        100,000          4,266          8,503               --
     ----------     ----------    -----------    -----------     ----------    -----------      -----------
         89,186        111,688        230,222        777,881        258,589        197,961        2,526,311
        (20,023)       (11,763)      (149,435)      (488,860)       (13,383)      (113,852)              --
     ----------     ----------    -----------    -----------     ----------    -----------      -----------
         69,163         99,925         80,787        289,021        245,206         84,109        2,526,311
        267,075        167,150        709,018        419,997        164,839         80,730               --
     ----------     ----------    -----------    -----------     ----------    -----------      -----------
        336,238        267,075        789,805        709,018        410,045        164,839        2,526,311
     ==========     ==========    ===========    ===========     ==========    ===========      ===========

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS TRUST A
Financial Highlights
--------------------------------------------------------------------------------

                                                                        TOUCHSTONE EMERGING GROWTH FUND A
                                                   ---------------------------------------------------------------------------
                                                   FOR THE SIX
                                                   MONTHS ENDED     FOR THE        FOR THE        FOR THE          FOR THE
                                                     JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED    Period Ended(a)
                                                       1998       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                   (UNAUDITED)        1997           1996           1995            1994
                                                   ------------   ------------   ------------   ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $13.85         $11.55         $11.52         $10.11          $10.00
                                                      ------         ------         ------         ------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  (0.02)         (0.03)          0.01          (0.01)           0.16
Net realized and unrealized gain (loss) on
  investments                                           0.73           3.71           1.20           2.29            0.11
                                                      ------         ------         ------         ------          ------
Total from investment operations                        0.71           3.68           1.21           2.28            0.27
                                                      ------         ------         ------         ------          ------
LESS: DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income                                     --             --          (0.01)         (0.03)          (0.15)
Net capital gain                                          --          (1.38)         (1.17)         (0.84)          (0.01)
                                                      ------         ------         ------         ------          ------
Total dividends and distributions                         --          (1.38)         (1.18)         (0.87)          (0.16)
                                                      ------         ------         ------         ------          ------
NET ASSET VALUE, END OF PERIOD                        $14.56         $13.85         $11.55         $11.52          $10.11
                                                      ======         ======         ======         ======          ======
TOTAL RETURN (c)                                        5.13%         32.20%         10.56%         22.56%           2.72%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000's)                   $8,842         $4,949         $2,873         $2,520          $1,038
Ratios to average net assets (d)
  Expenses                                              1.50% (f)      1.50%          1.50%          1.50%           1.75%(f)
  Net investment income (loss)                         (0.36%)(f)     (0.30%)        (0.12%)        (0.05%)          6.10%(f)


                                                                           TOUCHSTONE BALANCED FUND A
                                                   ---------------------------------------------------------------------------
                                                   FOR THE SIX
                                                   MONTHS ENDED     FOR THE        FOR THE        FOR THE          FOR THE
                                                     JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED    Period Ended(a)
                                                       1998       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                   (UNAUDITED)        1997           1996           1995            1994
                                                   ------------   ------------   ------------   ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $12.42         $12.48         $11.34         $ 9.97          $10.00
                                                      ------         ------         ------         ------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.13           0.27           0.30           0.31            0.08
Net realized and unrealized gain (loss) on
  investments                                           0.79           2.09           1.59           1.99           (0.05)
                                                      ------         ------         ------         ------          ------
Total from investment operations                        0.92           2.36           1.89           2.30            0.03
                                                      ------         ------         ------         ------          ------
LESS: DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income                                  (0.10)         (0.30)         (0.30)         (0.33)          (0.06)
Net capital gain                                          --          (2.12)         (0.45)         (0.60)             --
                                                      ------         ------         ------         ------          ------
Total dividends and distributions                      (0.10)         (2.42)         (0.75)         (0.93)          (0.06)
                                                      ------         ------         ------         ------          ------
NET ASSET VALUE, END OF PERIOD                        $13.24         $12.42         $12.48         $11.34          $ 9.97
                                                      ======         ======         ======         ======          ======
TOTAL RETURN (c)                                        7.41%         19.25%         16.86%         23.24%           0.30%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000's)                   $4,452         $3,316         $2,085         $1,502          $1,001
Ratios to average net assets (d)
  Expenses                                              1.35%(f)       1.35%          1.35%          1.35%           1.60%(f)
  Net investment income (loss)                          2.26%(f)       2.07%          2.19%          2.39%           2.75%(f)

------------------------------
(a) The Fund commenced operations on October 3, 1994.
(b) The Fund commenced operations on May 1, 1998.
(c) Total return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown.
(d) Includes the Fund's proportionate share of the corresponding Portfolio's expenses. If the waiver and reimbursement had not been in place for the periods listed and after consideration of state expense limitations, the ratios of expenses to average net assets would have been higher.
(e) Per share amounts calculated using the average share method.
(f) Ratios are annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                      TOUCHSTONE INTERNATIONAL EQUITY FUND A
    ---------------------------------------------------------------------------
    FOR THE SIX
    MONTHS ENDED     FOR THE        FOR THE        FOR THE          FOR THE
      JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)
        1998       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
    (UNAUDITED)        1997           1996           1995            1994
    ------------   ------------   ------------   ------------   ---------------
       $11.41         $10.63         $ 9.58         $ 9.12          $10.00
       ------         ------         ------         ------          ------
         0.05           0.02           0.05           0.21              --
         2.59           1.64           1.06           0.47           (0.88)
       ------         ------         ------         ------          ------
         2.64           1.66           1.11           0.68           (0.88)
       ------         ------         ------         ------          ------
           --          (0.02)         (0.06)         (0.22)             --
           --          (0.86)            --             --              --
       ------         ------         ------         ------          ------
           --          (0.88)         (0.06)         (0.22)             --
       ------         ------         ------         ------          ------
       $14.05         $11.41         $10.63         $ 9.58          $ 9.12
       ======         ======         ======         ======          ======
        23.14%         15.57%         11.61%          5.29%          (8.80%)
       $6,663         $4,761         $3,449         $2,617          $2,282
         1.60%(f)       1.60%          1.60%          1.60%           1.85% (f)
         0.74%(f)       0.17%          0.42%          0.11%          (0.36%)(f)

                          TOUCHSTONE GROWTH & INCOME FUND A
     ---------------------------------------------------------------------------
     FOR THE SIX
     MONTHS ENDED     FOR THE        FOR THE        FOR THE          FOR THE
       JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED    Period Ended(a)
         1998       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
     (UNAUDITED)        1997           1996         1995(e)           1994
     ------------   ------------   ------------   ------------   ---------------
       $ 15.06         $14.03         $13.14         $10.02          $10.00
       -------         ------         ------         ------          ------
          0.09           0.09           0.12           0.05            0.86
          1.39           2.78           2.12           3.46           (0.84)
       -------         ------         ------         ------          ------
          1.48           2.87           2.24           3.51            0.02
       -------         ------         ------         ------          ------
         (0.10)         (0.11)         (0.12)         (0.16)             --
            --          (1.73)         (1.23)         (0.23)             --
       -------         ------         ------         ------          ------
         (0.10)         (1.84)          1.35          (0.39)             --
       -------         ------         ------         ------          ------
       $ 16.44         $15.06         $14.03         $13.14          $10.02
       =======         ======         ======         ======          ======
          9.79%         20.70%         16.95%         35.14%           0.20%
       $15,664         $5,980         $3,659         $1,500          $   20
          1.30%(f)       1.30%          1.30%          1.30%           1.55%(f)
          1.48%(f)       0.67%          0.55%          0.56%           0.56%(f)

                        TOUCHSTONE INCOME OPPORTUNITY FUND A                                 TOUCHSTONE BOND FUND A
    ----------------------------------------------------------------------------   -------------------------------------------
    FOR THE SIX                                                                    FOR THE SIX
    MONTHS ENDED      FOR THE        FOR THE        FOR THE          FOR THE       MONTHS ENDED      FOR THE        FOR THE
      JUNE 30,       YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)     JUNE 30,       YEAR ENDED     YEAR ENDED
        1998        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,         1998        DECEMBER 31,   DECEMBER 31,
    (UNAUDITED)         1997           1996           1995            1994         (UNAUDITED)         1997           1996
    ------------    ------------   ------------   ------------   ---------------   ------------    ------------   ------------
       $ 9.89          $10.90         $ 9.83         $ 9.08          $10.00          $ 10.22          $10.17         $10.61
       ------          ------         ------         ------          ------          -------          ------         ------
         0.51            1.24           1.12           1.19            0.22             0.27            0.61           0.71
        (0.47)          (0.23)          1.38           0.77           (0.94)            0.16            0.11          (0.43)
       ------          ------         ------         ------          ------          -------          ------         ------
         0.04            1.01           2.50           1.96           (0.72)            0.43            0.72           0.28
       ------          ------         ------         ------          ------          -------          ------         ------
        (0.47)          (1.22)         (1.12)         (1.21)          (0.20)           (0.24)          (0.66)         (0.70)
           --           (0.80)         (0.31)            --              --               --           (0.01)         (0.02)
       ------          ------         ------         ------          ------          -------          ------         ------
        (0.47)          (2.02)         (1.43)         (1.21)          (0.20)           (0.24)          (0.67)         (0.72)
       ------          ------         ------         ------          ------          -------          ------         ------
       $ 9.46          $ 9.89         $10.90         $ 9.83          $ 9.08          $ 10.41          $10.22         $10.17
       ======          ======         ======         ======          ======          =======          ======         ======
         0.33%           9.49%         26.66%         23.19%          (7.20%)           4.25%           7.30%          2.85%
       $7,475          $7,009         $4,579         $1,369          $  926          $ 4,267          $1,685         $  821
         1.20%(f)        1.20%          1.20%          1.20%           1.45%(f)         0.90%(f)        0.90%          0.90%
        10.60%(f)       11.19%         11.29%         12.42%           8.60%(f)         5.82%(f)        6.08%          6.01%

                                        TOUCHSTONE
                                        VALUE PLUS
         TOUCHSTONE BOND FUND A           FUND A
     ------------------------------   ---------------
                                          FOR THE
       FOR THE          FOR THE       PERIOD ENDED(b)
      YEAR ENDED    PERIOD ENDED(a)      JUNE 30,
     DECEMBER 31,    DECEMBER 31,          1998
       1995(e)           1994           (UNAUDITED)
     ------------   ---------------   ---------------
        $ 9.88          $10.00            $ 10.00
        ------          ------            -------
          0.56            1.15                 --
          1.07           (1.12)             (0.13)
        ------          ------            -------
          1.63            0.03              (0.13)
        ------          ------            -------
         (0.86)          (0.15)                --
         (0.04)             --                 --
        ------          ------            -------
         (0.90)          (0.15)                --
        ------          ------            -------
        $10.61          $ 9.88            $  9.87
        ======          ======            =======
         16.95%           0.28%             (1.30%)
        $  523          $   16            $24,932
          0.90%           1.15%(f)           1.30%(f)
          6.21%           5.58%(f)           0.48%(f)

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS TRUST A
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------
1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Select Advisors Trust A (the "Trust") was organized as a Massachusetts business trust on February 7, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company.

     The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest of one or more series.

     The Trust consists of eight funds: Touchstone Emerging Growth Fund A (the "Emerging Growth Fund"), Touchstone International Equity Fund A (the "International Equity Fund"), Touchstone Growth & Income Fund A (the "Growth & Income Fund"), Touchstone Balanced Fund A (the "Balanced Fund"), Touchstone Income Opportunity Fund A (the "Income Opportunity Fund"), Touchstone Bond Fund A (the "Bond Fund"), Touchstone Value Plus Fund A (the "Value Plus Fund") (each, a "Fund"), and Touchstone Standby Income Fund (the "Standby Income Fund"). The Standby Income Fund is included in a separate annual report.

     The Trust seeks to achieve the investment objectives of each Fund by investing all the investable assets of the Fund in a corresponding Portfolio of Select Advisors Portfolios (the "Portfolio Trust"), an open-end management investment company. Each Portfolio has the same investment objectives as the corresponding Fund. These Portfolios are, respectively, Emerging Growth Portfolio, International Equity Portfolio, Growth & Income Portfolio, Balanced Portfolio, Income Opportunity Portfolio, Bond Portfolio, and Value Plus Portfolio.

     The value of each Fund's investment in the corresponding Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio at June 30, 1998.

                                  EMERGING   INTERNATIONAL   GROWTH &                INCOME
                                   GROWTH       EQUITY        INCOME    BALANCED   OPPORTUNITY   BOND    VALUE PLUS
                                    FUND         FUND          FUND       FUND        FUND       FUND       FUND
                                  --------   -------------   --------   --------   -----------   -----   ----------
Percentage interest in
  corresponding Portfolio          73.4%         55.5%        39.2%      57.4%        62.8%      22.2%     99.0%

     The financial statements of each Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

     As of June 30, 1998, Touchstone Advisors, Inc., a subsidiary of Western-Southern Life Assurance Company ("Western-Southern"), and
Western-Southern, owned 31.2%, 57.1%, 33.6%, 40.8%, 21.0%, 24.8%, and 97.5% of the Emerging Growth Fund, the International Equity Fund, the Growth & Income Fund, the Balanced Fund, the Income Opportunity Fund, the Bond Fund, and the Value Plus Fund, respectively.

     The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     The following is a summary of the significant accounting policies of the
Funds:

     a) Investment Valuation. Valuation of investments by each Portfolio is discussed in Note 1 of the Portfolio Trust's Notes to Financial Statements which are included elsewhere in this report.

     b) Investment Income. Each Fund records its share of the corresponding Portfolio's net investment income and realized and unrealized gains and losses and adjusts its investment in the corresponding Portfolio each day. All the net investment income and realized and unrealized gains and losses of each Portfolio are allocated among the corresponding Fund and the other investors in the Portfolio at the time of such determination.

     c) Dividends and Distributions. Substantially all of the net investment income of the Growth & Income Fund, the Income Opportunity Fund and the Bond Fund is declared as dividends and paid monthly.

SELECT ADVISORS TRUST A
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Substantially all of the net investment income of the Balanced Fund and the Value Plus Fund are declared as dividends and paid quarterly. Substantially all of the net investment income of the Emerging Growth Fund and the International Equity Fund is declared as dividends and paid annually. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually. Dividends and distributions are recorded on ex-dividend date and are reinvested at net asset value.

     Income and realized capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassification, are primarily due to non-deductible organization costs, passive foreign investment companies, foreign currency transactions, losses deferred due to wash sales, and excise tax regulations.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated net realized gain or loss from the Portfolios may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     d) Organization Expense. Organization expenses were deferred and are being amortized by each Fund on a straight-line basis over a five-year period from commencement of operations. The amount paid by the Trust on any redemption by Touchstone Advisors, Inc. or any other then-current holder of the organizational seed capital shares ("Initial Shares") of the Fund will be reduced by a portion of any unamortized organization expenses of the Fund and the corresponding Portfolio, determined by the proportion of the number of the Initial Shares of the Fund redeemed to the number of the Initial Shares of the Fund then outstanding after taking into account any prior redemptions of the Initial Shares of the Fund. The amount of such reduction in excess of the unamortized organization expenses of the Fund, if any, shall be contributed by the Fund to the corresponding Portfolio.

     e) Federal Taxes. Each Fund of the Trust is treated as a separate entity for federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, and net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income tax is necessary. There were no capital loss carryforwards at December 31, 1997 for any of the Funds.

     At December 31, 1997, the following Funds had net capital losses attributable to security transactions incurred after October 31, 1997, which are treated as arising on the first day of the Fund's next taxable year.

Bond Fund                                       $  2,317
Balanced Fund                                      3,353
Income Opportunity Fund                          240,465
International Equity Fund                          6,353

     f) Expenses. Expenses incurred by the Trust with respect to any two or more Funds in the Trust are prorated to each Fund in the Trust, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

2.  TRANSACTIONS WITH AFFILIATES

     a) Distribution and Service Plan. Under the Trust's Distribution and Service Plan in accordance with Rule 12b-1 under the Act, the Trust retains Touchstone Securities, Inc. ("Distributor"), a subsidiary of Western-Southern, as a service agent of the Trust and as the principal underwriter of the shares of each Fund. Each fund will pay a service fee to the Distributor equal to, on an annual basis, up to 0.25% of that Fund's average daily net assets. The Distributor may also use the distribution fees received from each Fund to otherwise promote the sale of shares of the Funds to other than current shareholders and for sales literature or other promotional activities.

     b) Sponsor. The Trust, on the behalf of each Fund, has entered into a Sponsor Agreement with Touchstone Advisors, Inc. (the "Sponsor"), an affiliate of the Distributor. The Sponsor provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer

SELECT ADVISORS TRUST A
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

agent. The Sponsor receives a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Sponsor has advised the Trust that it will waive all fees under the Sponsor Agreement through December 31, 1998.

     c) Trustees. Each Trustee who is not an "interested person" (as defined by the Act) of the Trust receives an aggregate of $5,000 annually plus $1,000 per meeting attended, as well as reimbursement for reasonable out-of-pocket expenses, from the Trust and from Select Advisors Trust C, Select Advisors Portfolios, and Select Advisors Variable Insurance Trust, which are each included in separate reports. For the six months ended June 30, 1998, the Trust, not including the Standby Income Fund which is included in a separate report, incurred $4,015 in Trustee fees which were prorated to each Fund in the Trust.

3.  EXPENSE REIMBURSEMENTS

     The Sponsor has agreed to reimburse each Fund so that, following such reimbursement, the aggregate total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of each Fund including the Fund's proportionate share of expenses of the corresponding Portfolio are not greater, on an annual basis, than the percentage of average daily net assets of the Fund listed below for the six months ended June 30, 1998.

                         EMERGING   INTERNATIONAL   GROWTH &                INCOME
                          GROWTH       EQUITY        INCOME    BALANCED   OPPORTUNITY    BOND     VALUE PLUS
                           FUND         FUND          FUND       FUND        FUND        FUND        FUND
                         --------   -------------   --------   --------   -----------   -------   ----------
Voluntary Expense Limit     1.50%         1.60%        1.30%      1.35%        1.20%       0.90%      1.30%
Amount of Reimbursement  $62,346       $60,623      $69,058    $54,601      $73,693     $52,787    $24,182

--------------------------------------------------------------------------------

                                   TOUCHSTONE

                                FAMILY OF FUNDS

                  -------------------------------------------

                           Select Advisors Portfolios


                      * Emerging Growth Portfolio
                      * International Equity Portfolio
                      * Income Opportunity Portfolio
                      * Value Plus Portfolio
                      * Growth & Income Portfolio
                      * Balanced Portfolio
                      * Bond Portfolio


                               -----------------
                               SEMIANNUAL REPORT
                                 JUNE 30, 1998
                               -----------------

                      [This Page Intentionally Left Blank]

EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
  SHARES                                    (NOTE 1)
----------                                 -----------
COMMON STOCKS--94.8%
             AUTOMOTIVE--2.1%
     3,200   Bandag, Class A.............  $   110,400
     7,900   Exide.......................      132,819
                                           -----------
                                               243,219
                                           -----------
             BANKING--3.6%
     2,900   Bank United, Class A........      138,838
     3,400   Dime Bancorp................      101,788
     6,300   Golden State Bancorp........      187,425
                                           -----------
                                               428,051
                                           -----------
             BEVERAGES, FOOD & TOBACCO--1.9%
     9,200   DiMon.......................      103,500
     6,500   Ralcorp Holdings............      122,688
                                           -----------
                                               226,188
                                           -----------
             BUILDING MATERIALS--3.5%
     6,700   Calmat......................      147,400
    13,400   Dal-Tile International......      131,488
     3,000   Martin Marietta Materials...      135,000
                                           -----------
                                               413,888
                                           -----------
             CHEMICALS--1.5%
    11,300   Calgon Carbon...............      112,294
     2,500   Standard Products...........       70,313
                                           -----------
                                               182,607
                                           -----------
             COMMERCIAL SERVICES--9.7%
    11,100   Acsys.......................      152,625
     3,000   Administaff*................      138,375
     5,000   Advance Paradigm............      183,750
     6,400   A.C. Nielson*...............      161,600
     5,800   ITT Educational Services....      187,050
     5,000   Stewart Enterprises.........      133,125
     3,900   Unova.......................       83,850
     4,800   Wallace Computer Services...      114,000
                                           -----------
                                             1,154,375
                                           -----------
             COMMUNICATIONS--1.0%
     3,000   Geotel Communications*......      122,250
                                           -----------
             COMPUTER SOFTWARE & PROCESSING--13.4%
     3,200   Cambridge Technology
             Partners*...................      174,800
    11,500   Carreker-Antinori...........      120,750
     2,700   CBT Group, ADR..............      144,450
     7,000   Devry.......................      153,563
     4,500   HNC Software*...............      183,649
     3,500   Keane*......................      196,000
     3,600   Policy Management System*...      141,300
    12,000   PSW Technologies*...........       69,000
     9,000   Remedy......................      153,000
     3,500   Transaction Systems
             Architects, Series A*.......      134,750
     3,300   Wind River Systems*.........      118,388
                                           -----------
                                             1,589,650
                                           -----------

                                              VALUE
  SHARES                                    (NOTE 1)
----------                                 -----------
             COMPUTERS & INFORMATION--6.8%
     3,300   EMC Corporation.............  $   147,881
     5,600   Gerber Scientific...........      127,400
    15,700   Intergraph*.................      134,431
     3,000   Saville Systems, ADR*.......      150,375
    10,800   Scitex......................      141,075
     2,016   Sterling Commerce...........       97,776
                                           -----------
                                               798,938
                                           -----------
             ELECTRONICS--6.1%
     3,500   Advanced Lighting
             Technologies................       81,375
    11,000   Aeroflex....................      114,125
     9,300   Commscope...................      150,544
     7,400   Magnetek....................      116,550
     3,400   Maxwell Technologies........       79,050
     8,500   Sipex.......................      182,750
                                           -----------
                                               724,394
                                           -----------
             ENTERTAINMENT & LEISURE--2.6%
     8,800   Cinar Films, Class B........      171,600
     2,900   SFX Entertainment, Class
             A...........................      133,038
                                           -----------
                                               304,638
                                           -----------
             FINANCIAL SERVICES--2.0%
     8,300   Life USA Holdings...........      107,381
     5,000   T&W Financial...............      125,625
                                           -----------
                                               233,006
                                           -----------
             FOREST PRODUCTS & PAPER--1.1%
    11,900   Unisource Worldwide.........      128,669
                                           -----------
             HEAVY INDUSTRY--0.8%
     4,000   Flowserve...................       98,500
                                           -----------
             HOME CONSTRUCTION, FURNISHINGS &
             APPLIANCES--1.8%
     3,300   Herman Miller...............       80,231
     2,300   LA-Z-Boy Chair..............      129,950
                                           -----------
                                               210,181
                                           -----------
             INDUSTRIAL--5.3%
     5,000   CN Bioscience*..............      125,000
     7,000   Comfort Systems*............      163,625
     4,700   Foster Wheeler..............      100,756
     4,350   General Cable...............      125,606
     5,000   Wesley Jessen Visioncare*...      115,625
                                           -----------
                                               630,612
                                           -----------
             INSURANCE--3.2%
     5,900   ARM Financial Group,
             Class A.....................      130,538
     4,100   HCC Insurance Holdings......       90,200
     3,000   HSB Group...................      160,500
                                           -----------
                                               381,238
                                           -----------

    The accompanying notes are an integral part of the financial statements.

EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
  SHARES                                    (NOTE 1)
----------                                 -----------
COMMON STOCKS--CONTINUED
             MEDIA--BROADCASTING &
             PUBLISHING--6.9%
     5,400   American Tower Systems,
             Class A.....................  $   134,663
     1,700   Central Newspapers, Class
             A...........................      118,575
     5,200   Gartner Group, Class A......      182,000
     5,300   Gibson Greetings............      132,500
     8,000   Hollinger International.....      136,000
     3,600   Lee Enterprises.............      110,250
                                           -----------
                                               813,988
                                           -----------
             MEDICAL--0.7%
     4,800   Atria Communities*..........       82,800
                                           -----------
             MEDICAL SUPPLIES--3.1%
     3,900   EG&G........................      117,000
     5,600   Elsag Bailey*...............      134,750
     5,000   OEC Medical Systems.........      112,500
                                           -----------
                                               364,250
                                           -----------
             METALS--0.9%
     2,200   Harsco......................      100,788
                                           -----------
             OIL & GAS--1.9%
     4,000   Equitable Resources.........      122,000
     5,000   Nabors Industries*..........       99,063
                                           -----------
                                               221,063
                                           -----------
             PHARMACEUTICALS--0.7%
     5,300   Jean Coutu Group, Class A...       81,993
                                           -----------
             RESTAURANTS--1.2%
     6,100   The Cheesecake Factory......      138,013
                                           -----------
             RETAILERS--4.2%
    19,800   Charming Shoppes*...........       94,050
     6,700   Coldwater Creek.............      184,250
     3,900   Enesco Group................      119,925
     3,000   Zale*.......................       95,438
                                           -----------
                                               493,663
                                           -----------

                                              VALUE
  SHARES                                    (NOTE 1)
----------                                 -----------
             TELEPHONE SYSTEMS--0.6%
     6,000   Startec Global
             Communication...............  $    69,000
                                           -----------
             TEXTILES, CLOTHING & FABRICS--2.5%
     4,422   Albany International........      105,852
    12,200   Stride Rite.................      183,763
                                           -----------
                                               289,615
                                           -----------
             TRANSPORTATION--5.7%
    10,500   Fritz Companies*............      140,438
     7,700   Halter Marine Group.........      115,981
     3,000   JB Hunt Transportation
             Services....................      106,875
     3,800   Knightsbridge Tankers.......      101,650
     4,500   Newport News Shipbuilding...      120,375
     4,500   Yellow......................       83,531
                                           -----------
                                               668,850
                                           -----------
TOTAL COMMON STOCKS (COST $9,944,204)....
                                            11,194,427
                                           -----------
WARRANTS--0.3%
             BANKING--0.3%
     6,300   Golden State Bancorp........       33,469
                                           -----------
TOTAL WARRANTS (COST $0).................       33,469
                                           -----------
TOTAL INVESTMENTS AT VALUE--95.1% (COST
$9,944,204)(a)...........................   11,227,896
                                           -----------
CASH AND OTHER ASSETS NET OF
LIABILITIES--4.9%........................      582,217
                                           -----------
NET ASSETS--100.0%.......................  $11,810,113
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
  * Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $9,944,204, resulting in gross unrealized appreciation and depreciation of $1,897,607 and $613,915, respectively, and net unrealized appreciation of $1,283,692.
ADR - American Depositary Receipt

--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

                                             VALUE
  SHARES                                   (NOTE 1)
----------                                -----------
                    COMMON STOCKS--89.7%
            DENMARK--1.2%
     1,497  Tele Danmark A/S, Class B...  $   143,900
                                          -----------
            FINLAND--2.7%
     3,004  Nokia OYJ, Series A.........      222,090
     1,934  Pohjola Insurance, Class
              B.........................       96,028
                                          -----------
                                              318,118
                                          -----------

                                             VALUE
  SHARES                                   (NOTE 1)
----------                                -----------
            FRANCE--18.7%
       362  Accor.......................  $   101,383
     1,524  Alcatel Alsthom.............      310,520
       913  Assurances Generales de
            France......................       51,699
     1,720  AXA.........................      193,594
     1,358  Banque National De Paris....      111,041
       551  Bouygues....................      100,140

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

                                             VALUE
  SHARES                                   (NOTE 1)
----------                                -----------
COMMON STOCKS--CONTINUED
            FRANCE--CONTINUED
     1,249  Cap Gemini..................  $   196,400
     1,117  Casino Guichard-Perrachon...       89,264
       588  Groupe Danone...............      162,244
     1,691  Lafarge.....................      174,936
     3,206  Lagardere Groupe............      133,568
     3,148  Renault.....................      179,193
     1,554  Rhone Poulenc...............       87,712
     1,093  Suez Lyonnaise Des Eaux-
            Dumex.......................      180,011
       807  Total S.A., Series B........      104,991
                                          -----------
                                            2,176,696
                                          -----------
            GERMANY--12.0%
       495  Adidas......................       86,368
       173  Allianz Holdings............       57,731
         5  Allianz.....................        1,655
     3,671  BASF........................      174,640
       201  BMW.........................      203,509
     1,102  Dresdner Bank...............       59,609
     4,065  Lufthansa...................      102,499
     3,049  Mannesmann..................      313,781
     2,786  RWE.........................      165,073
       240  Volkswagen..................      232,078
                                          -----------
                                            1,396,943
                                          -----------
            GREAT BRITAIN--20.8%
     7,203  Amvescap....................       70,370
    30,870  Avis Europe.................      139,880
    22,526  BG..........................      130,626
     6,360  Boots.......................      105,469
    12,070  British Aerospace...........       92,520
     3,901  British Petroleum...........       57,069
    15,650  Cable &Wireless
            Communications..............      158,642
    16,800  Compass Group...............      193,586
     3,712  Electrocomponents...........       29,135
     5,750  GKN.........................       73,315
    10,154  Great Universal Stores......      133,962
     5,947  Lloyds TSB Group............       83,573
    18,560  National Grid Group.........      125,314
     5,683  National Westminster Bank...      101,644
     5,915  Orange......................       63,121
    10,800  Rentokil Initial............       77,735
    11,192  Shell Transport & Trading...       79,155
     7,884  SmithKline Beecham..........       95,943
    10,024  Unilever....................      106,802
    20,390  Vodafone Group..............      258,960
    20,702  WPP Group...................      135,783
     2,264  Zeneca Group................       97,244
                                          -----------
                                            2,409,848
                                          -----------

                                             VALUE
  SHARES                                   (NOTE 1)
----------                                -----------
            IRELAND--3.3%
     7,500  Allied Irish Banks..........  $   108,959
     7,111  Bank of Ireland.............      145,835
     9,003  CRH.........................      127,572
                                          -----------
                                              382,366
                                          -----------
            ISRAEL--0.6%
     1,500  ECI Telecommunications......       56,813
       500  Teva Pharmaceutical
            Industries, ADR.............       17,594
                                          -----------
                                               74,407
                                          -----------
            ITALY--6.5%
    36,880  Banca di Roma...............       74,613
    32,775  Credito Italiano............      170,505
    55,164  Montedison..................       68,336
   267,190  Seat........................      179,636
    17,030  Telecom Italia Mobile.......      104,005
    23,750  Telecom Italia, Non-
            Convertible Savings
            Shares......................      115,664
     6,785  Telecom Italia..............       49,617
                                          -----------
                                              762,376
                                          -----------
            JAPAN--5.3%
       500  Acom........................       23,843
     2,600  Bank of Tokyo...............       27,638
     2,000  Bridgestone.................       47,469
     1,000  Canon.......................       22,794
     4,000  Fujitsu.....................       42,259
     1,000  Fuji........................       34,951
     3,000  Minebea.....................       29,979
        25  Morgan Stanley Deanwitter
            (Sony Corp), CPS............       42,172
        33  Merrill Lynch (Honda Motor),
            CPS.........................       33,541
       300  Nintendo....................       28,156
         8  Nippon Telegraph &
            Telephone...................       33,286
       460  Promise.....................       19,006
     1,000  Sankyo......................       22,866
     1,000  TDK.........................       74,171
     2,000  Terumo......................       31,839
     1,600  Tokyo Electric Power........       31,492
     2,000  Toyota Motor................       51,956
     1,000  Yamanouchi Pharmaceutical...       20,912
                                          -----------
                                              618,330
                                          -----------
            MEXICO--1.8%
       354  Cemex, Class B..............        1,564
     3,000  Cifra, ADR..................       43,935
     1,463  Fomento Economico Mexico,
            ADR.........................       46,085

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

                                             VALUE
  SHARES                                   (NOTE 1)
----------                                -----------
COMMON STOCKS--CONTINUED
            MEXICO--CONTINUED
    11,100  Kimberly-Clark Mexico,
            Series A....................  $    38,359
     1,600  Telefonos De Mexico, ADR....       76,900
                                          -----------
                                              206,843
                                          -----------
            NETHERLANDS--5.2%
     2,149  Ing Groep...................      140,859
     2,697  Koninklijke.................      103,917
     2,742  Nutreco Holding.............       96,071
     1,858  OCE.........................       79,179
     2,697  TNT Post Groep..............       69,013
     3,210  Verenigde Nederlandse.......      116,733
                                          -----------
                                              605,772
                                          -----------
            RUSSIA--0.0%
     1,375  JSC Surgutneftegaz, ADR.....        5,573
                                          -----------
            SPAIN--2.6%
     3,200  Bancaria De Espana..........       71,784
     3,475  Banco Central
            Hispanoamericano............      109,224
     2,512  Telefonica De Espana........      116,140
                                          -----------
                                              297,148
                                          -----------
            SWEDEN--2.6%
    13,623  Nordbanken Holding..........       99,968
     5,000  Skandia Forsakrings.........       71,500
     4,186  ForeningsSparbanken.........      126,021
                                          -----------
                                              297,489
                                          -----------
            SWITZERLAND--6.4%
        20  Kuoni Reisen Holdings.......       99,531
        82  Nestle......................      175,912
       101  Novartis....................      168,478
        36  Swiss Reinsurance...........       91,267

                                             VALUE
  SHARES                                   (NOTE 1)
----------                                -----------
            SWITZERLAND--CONTINUED
        18  UBS (Schw. Bank
            Gesellschaft)...............  $    32,393
       490  Union Bank of Switzerland...      182,645
                                          -----------
                                              750,226
                                          -----------
TOTAL COMMON STOCKS
(COST $8,135,555).......................   10,446,035
                                          -----------
                  PREFERRED STOCKS--5.0%
            GERMANY--5.0%
     2,195  Henkel......................      217,369
        42  Porsche.....................      121,165
       354  Sap Vorzug..................      240,583
                                          -----------
                                              579,117
                                          -----------
TOTAL PREFERRED STOCKS
(COST $345,259).........................      579,117
                                          -----------
RIGHTS--0.1%
            GERMANY--0.1%
        13  BMW Rights..................       12,757
                                          -----------
TOTAL RIGHTS (COST $0)..................       12,757
                                          -----------
TOTAL INVESTMENTS AT VALUE--94.8%
(COST $8,480,814)(a)....................   11,037,909
                   CASH AND OTHER ASSETS
NET OF LIABILITIES--5.2%................      603,192
                                          -----------
NET ASSETS--100.0%......................  $11,641,101
                                          ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
(a) The aggregate identified cost for federal income tax purposes is $8,480,814, resulting in gross unrealized appreciation and depreciation of $2,675,977 and $118,882, respectively, and net unrealized appreciation of $2,557,095.
ADR-American Depositary Receipt
CPS-Currency Protected Security

--------------------------------------------------------------------------------

GROWTH & INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
                                  COMMON STOCKS--95.2%
         AEROSPACE & DEFENSE--2.5%
 4,800   Lockheed Martin                   $   508,200
 9,900   Rockwell International..........      475,819
                                           -----------
                                               984,019
                                           -----------

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
         AUTOMOTIVE--7.6%
14,300   Dana............................  $   765,050
21,300   Ford Motor......................    1,256,691
 8,100   Goodyear Tire & Rubber..........      521,944
 8,600   Meritor Automotive..............      206,400
 5,000   Paccar..........................      261,250
                                           -----------
                                             3,011,335
                                           -----------

    The accompanying notes are an integral part of the financial statements.

GROWTH & INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
COMMON STOCKS--CONTINUED
         BANKING--12.4%
    40   Associates First Capital........  $     3,075
 5,210   Banc One........................      290,761
 3,000   Bankers Trust...................      348,188
13,800   Chase Manhattan.................    1,041,900
 7,200   Firstar.........................      273,600
 7,400   Fleet Financial Group...........      617,900
 3,700   J P Morgan......................      433,363
11,300   Key.............................      402,563
 7,800   Nationsbank.....................      596,700
11,550   North Folk Bancorp..............      282,253
 3,475   Old Kent Financial..............      124,991
11,400   US Bancorp......................      490,200
                                           -----------
                                             4,905,494
                                           -----------
         BEVERAGES, FOOD & TOBACCO--4.9%
15,100   Heinz (H. J.)...................      847,488
12,600   Philip Morris...................      496,125
 7,700   Unilever, ADR...................      607,819
                                           -----------
                                             1,951,432
                                           -----------
         CHEMICALS--7.2%
 2,400   Akzo, ADR.......................      266,100
 5,600   Betzdearborn....................      236,250
 4,200   Dow Chemical....................      406,088
 5,500   Eastman Chemical................      342,375
 9,500   Imperial Chemical Industries,
         ADR.............................      612,750
17,500   Lyondell Petro Chemical.........      532,656
 5,200   Olin............................      216,775
 8,100   Witco...........................      236,925
                                           -----------
                                             2,849,919
                                           -----------
         COMMERCIAL SERVICES--6.0%
12,300   Browning-Ferris Industries......      427,425
14,700   Cinergy.........................      514,500
 9,900   Duke Energy.....................      586,575
17,600   Pacificorp......................      398,200
12,400   Unicom..........................      434,775
                                           -----------
                                             2,361,475
                                           -----------
         COSMETICS & PERSONAL CARE--1.4%
 7,000   Avon Products...................      542,500
                                           -----------
         ELECTRIC UTILITIES--2.0%
 3,400   CMS Energy......................      149,600
18,100   Southern........................      501,144
 5,200   Wisconsin Energy................      157,950
                                           -----------
                                               808,694
                                           -----------
         ELECTRONICS--0.5%
 4,100   Thomas & Betts..................      201,925
                                           -----------

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
         FINANCIAL SERVICES--3.2%
 2,500   Federal National Mortgage
         Association.....................  $   151,875
14,762   First Union.....................      859,887
10,400   Nationwide Health Properties....      248,300
                                           -----------
                                             1,260,062
                                           -----------
         FOREST PRODUCTS & PAPER--5.1%
 6,200   Boise Cascade...................      203,050
 4,600   Georgia-Pacific (Timber
         Group)..........................      106,088
 7,200   Georgia-Pacific.................      424,350
 8,500   Mead............................      269,875
 6,300   Temple-Inland...................      339,413
 7,200   Westvaco........................      203,400
10,200   Weyerhauser.....................      471,113
                                           -----------
                                             2,017,289
                                           -----------
         HEAVY INDUSTRY--0.5%
 3,400   Caterpillar.....................      179,775
                                           -----------
         HOUSEHOLD PRODUCTS--1.5%
17,000   Corning.........................      590,750
                                           -----------
         INSURANCE--4.7%
 6,600   Exel............................      513,563
 7,700   Lincoln National................      703,588
 3,300   Mid Ocean.......................      259,050
 8,800   Safeco..........................      399,850
                                           -----------
                                             1,876,051
                                           -----------
         METALS--1.9%
16,000   Allegheny Teledyne..............      366,000
 9,000   Freeport McMoran Copper &
         Gold............................      128,250
 8,700   Oregon Steel Mills..............      162,038
 1,700   Phelps Dodge....................       97,219
                                           -----------
                                               753,507
                                           -----------
         OFFICE EQUIPMENT--2.5%
 9,800   Xerox...........................      995,925
                                           -----------
         OIL & GAS--9.3%
 5,100   Atlantic Richfield..............      398,438
 6,800   British Petroleum, ADR..........      600,100
 9,300   Elf Aquitaine, ADR..............      660,300
11,800   Texaco..........................      704,313
 7,100   Total S.A., ADR.................      464,163
15,100   Williams Companies..............      509,625
12,400   YPF Sociedad Anonima, ADR.......      372,775
                                           -----------
                                             3,709,714
                                           -----------
         PHARMACEUTICALS--5.3%
14,200   American Home Products..........      734,850
 5,900   Bristol-Myers Squibb............      678,131
 4,500   Smithkline Beecham, ADR.........      272,250
 9,600   Zeneca Group, ADR...............      421,200
                                           -----------
                                             2,106,431
                                           -----------

    The accompanying notes are an integral part of the financial statements.

GROWTH & INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
COMMON STOCKS--CONTINUED
         REAL ESTATE--0.4%
 5,600   Arden Realty Group..............  $   144,900
                                           -----------
         RETAILERS--4.4%
 8,700   J.C. Penney.....................      629,119
 4,600   May Department Stores...........      301,300
 5,600   Rite Aid........................      210,350
 9,600   Sears Roebuck...................      586,200
                                           -----------
                                             1,726,969
                                           -----------
         TELEPHONE SYSTEMS--9.5%
10,600   Alltel..........................      492,900
18,000   Bell Atlantic...................      821,250
 8,700   Bellsouth.......................      583,988
15,700   Frontier........................      494,550
12,400   GTE.............................      689,750
 9,600   Sprint..........................      676,800
                                           -----------
                                             3,759,238
                                           -----------
         TRANSPORTATION--2.4%
 7,100   CSX.............................      323,050
13,200   General Dynamics................      613,800
                                           -----------
                                               936,850
                                           -----------
TOTAL COMMON STOCKS
(COST $34,884,023).......................   37,674,254
                                           -----------
INVESTMENT TRUSTS--1.5%
 5,200   S&P 500 Depository Receipt......      589,225
                                           -----------
TOTAL INVESTMENT TRUSTS
(COST $578,006)..........................      589,225
                                           -----------

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
REAL ESTATE INVESTMENT TRUSTS--2.7%
         FINANCIAL SERVICES--1.7%
 3,900   Equity Residential Properties
         Trust...........................  $   185,006
 4,900   Meditrust.......................      136,894
14,500   Security Capital Industrial
         Trust...........................      362,500
                                           -----------
                                               684,400
                                           -----------
         REAL ESTATE--1.0%
 4,000   Boston Properties...............      138,000
 8,400   Equity Office Properties........      238,350
                                           -----------
                                               376,350
                                           -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (COST
$1,102,242)..............................    1,060,750
                                           -----------
TOTAL INVESTMENTS AT VALUE--99.4%
(COST $36,564,271)(a)....................   39,324,229
CASH AND OTHER ASSETS
NET OF LIABILITIES--0.6%.................      218,071
                                           -----------
NET ASSETS--100.0%.......................  $39,542,300
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
(a) The aggregate identified cost for federal income tax purposes is $36,564,271, resulting in gross unrealized appreciation and depreciation of $4,342,170 and $1,582,212, respectively, and net unrealized appreciation of $2,759,958.
ADR - American Depositary Receipt

--------------------------------------------------------------------------------

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
 SHARES                                     (NOTE 1)
--------                                   -----------
                                  COMMON STOCKS--61.7%
           ADVERTISING--2.6%
   2,900   WPP Group.....................  $   195,025
                                           -----------
           AEROSPACE & DEFENSE--4.4%
   2,200   Boeing........................       98,038
   1,200   Lockheed Martin...............      127,050
   2,000   Rockwell International........       96,125
                                           -----------
                                               321,213
                                           -----------
           AIRLINES--2.0%
   1,800   AMR*..........................      149,850
                                           -----------
           BANKING--1.0%
     500   Citicorp......................       74,625
                                           -----------

                                              VALUE
 SHARES                                     (NOTE 1)
--------                                   -----------
           BEVERAGES, FOOD & TOBACCO--1.0%
   1,555   Diageo, ADR...................  $    74,932
                                           -----------
           CHEMICALS--2.2%
   3,000   Monsanto......................      167,625
                                           -----------
           COMMUNICATIONS--1.8%
   4,900   General Instrument............      133,219
                                           -----------
           COMPUTERS & INFORMATION--0.8%
   1,400   EMC...........................       62,738
                                           -----------

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
 SHARES                                     (NOTE 1)
--------                                   -----------
                              COMMON STOCKS--CONTINUED
           ELECTRONICS--5.0%
   3,500   Adaptec*......................  $    50,094
   1,100   Avnet.........................       60,156
   1,500   Motorola......................       78,844
   4,500   Solectron.....................      189,281
                                           -----------
                                               378,375
                                           -----------
           ENTERTAINMENT & LEISURE--3.0%
   3,400   Polaroid......................      120,913
   1,200   Time Warner...................      102,525
                                           -----------
                                               223,438
                                           -----------
           FINANCIAL SERVICES--6.9%
   3,900   Countrywide Credit............      197,925
   2,000   Federal Home Loan Mortgage
           Corporation...................       94,125
   5,300   Green Tree Financial..........      226,906
                                           -----------
                                               518,956
                                           -----------
           HEALTH CARE PROVIDERS--1.2%
   3,000   Tenet Healthcare*.............       93,750
                                           -----------
           HEAVY INDUSTRY--3.2%
   1,400   Caterpillar...................       74,025
   4,200   Lucasvarity, ADR..............      167,213
                                           -----------
                                               241,238
                                           -----------
           INDUSTRIAL--0.7%
     800   Armstrong World Industries....       53,900
                                           -----------
           INSURANCE--1.4%
   2,200   Renaissancere Holdings........      101,888
                                           -----------
           LODGING--1.9%
  12,200   Homestead Village Property*...      144,875
                                           -----------
           MEDIA--BROADCASTING &
           PUBLISHING--1.0%
   2,100   Reed International, ADR.......       77,963
                                           -----------
           METALS--2.0%
   6,500   Allegheny Teledyne............      148,688
                                           -----------
           OIL & GAS--1.6%
   1,800   Anadarko Petroleum............      120,938
                                           -----------
           PHARMACEUTICALS--2.7%
   4,400   Millipore.....................      119,900
   2,400   Teva Pharmaceutical
           Industries, ADR...............       84,450
                                           -----------
                                               204,350
                                           -----------
           REAL ESTATE--4.3%
   3,400   Oakwood Homes.................      102,000
   4,700   Security Capital Group, Class
           B.............................      125,138
   3,600   Security Capital Industrial
           Trust REIT....................       90,000
                                           -----------
                                               317,138
                                           -----------

                                              VALUE
 SHARES                                     (NOTE 1)
--------                                   -----------
           TELEPHONE SYSTEMS--2.3%
   2,400   Sprint........................  $   169,200
                                           -----------
           TEXTILES, CLOTHING & FABRICS--2.7%
   8,100   Shaw Industries...............      142,763
   1,700   Unifi.........................       58,225
                                           -----------
                                               200,988
                                           -----------
           TRANSPORTATION--6.0%
   5,200   Air Express International.....      139,100
   6,500   Sabre Group Holding*..........      247,000
   1,500   Union Pacific.................       66,188
                                           -----------
                                               452,288
                                           -----------
TOTAL COMMON STOCKS
(COST $4,048,758)........................    4,627,200
                                           -----------
PRINCIPAL
 AMOUNT
--------
                                CORPORATE BONDS--12.5%
           BANKING--3.6%
$ 50,000   Bankers Trust, 7.125%,
           03/15/06......................       52,328
 100,000   BB&T, 7.25% 06/15/07..........      106,351
 100,000   Chase Manhattan, 7.25%,
           06/01/07......................      106,481
     339   Nykredit, 6.00%, 10/01/26.....           49
                                           -----------
                                               265,209
                                           -----------
           BEVERAGES, FOOD & TOBACCO--0.9%
  60,000   Coca-Cola Femsa,
           8.95%,11/01/06................       60,827
                                           -----------
           COMPUTER SOFTWARE &
           PROCESSING--1.3%
 100,000   Computer Associates
           International, 6.375%,
           04/15/05......................      100,440
                                           -----------
           ELECTRIC UTILITIES--1.2%
  95,000   Financiera Energy, 9.375%,
           06/15/06......................       93,475
                                           -----------
           FINANCIAL SERVICES--2.2%
 100,000   Bonos Del Tesoro, 8.75%,
           05/09/02......................       96,714
  69,000   Paine Webber Group, 7.00%,
           03/01/00......................       69,856
                                           -----------
                                               166,570
                                           -----------
           METALS--1.4%
 100,000   AK Steel, 9.125%, 12/15/06....      104,500
                                           -----------
           OIL & GAS--0.6%
  50,000   Petroleos Mexicanos, 8.85%,
           09/15/07......................       48,500
                                           -----------

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

PRINCIPAL                                      VALUE
 AMOUNT                                      (NOTE 1)
---------                                   -----------
CORPORATE BONDS--CONTINUED
            TELEPHONE SYSTEMS--1.3%
$100,000    AT&T Capital, 6.23%,
            09/24/99......................  $    99,987
                                            -----------
TOTAL CORPORATE BONDS
(COST $936,146)...........................      939,508
                                            -----------
MORTGAGE BACKED SECURITIES--3.4%
  20,000    Federal Home Loan Mortgage
            Corporation, 6.00%,
            03/15/08......................       20,031
  45,000    Federal National Mortgage
            Association, 6.15%,
            10/25/07......................       45,017
  44,500    General Electric Capital
            Mortgage Service, 6.50%,
            03/25/24......................       44,785
  40,000    General Electric Capital
            Mortgage Service, 6.50%,
            11/25/23......................       39,158
  40,000    Merrill Lynch Mortgage
            Investment, 7.089%,
            12/26/25......................       41,946
  17,888    Merrill Lynch Mortgage
            Investment, 7.65%, 01/15/12...       18,030
  50,000    Prudential Home Mortgage
            Securities, 6.25%, 04/25/24...       46,911
                                            -----------
TOTAL MORTGAGE BACKED SECURITIES
(COST $241,580)...........................      255,878
                                            -----------
                                  MUNICIPAL BONDS--3.1%
  40,000    Baltimore Community
            Development Financing, 8.20%,
            08/15/07......................       44,331
   7,031    Denver Colorado City & County
            Single Family, 7.25%,
            12/01/10......................        7,325
  15,000    New York City, New York,
            General Obligation, 9.75%,
            08/15/12......................       15,928
  40,000    New York State Housing Finance
            Agency Service, 7.50%,
            09/15/03......................       41,684
  50,000    Ohio Housing Financial Agency,
            7.90%, 10/01/14...............       51,706
  30,000    Oklahoma City Airport, 9.40%,
            11/01/10......................       34,874
  40,000    Oregon State General
            Obligation, 6.90%, 01/01/00...       40,045
                                            -----------
TOTAL MUNICIPAL BONDS
(COST $223,662)...........................      235,893
                                            -----------

PRINCIPAL                                      VALUE
 AMOUNT                                      (NOTE 1)
---------                                   -----------
U.S. TREASURY OBLIGATIONS--14.8%
$150,000    U.S. Treasury Bonds, 6.25%,
            04/30/01......................  $   152,766
 245,000    U.S. Treasury Bonds, 6.75%,
            08/15/26......................      280,525
 150,000    U.S. Treasury Notes, 7.00%,
            07/15/06......................      163,875
 100,000    U.S. Treasury Notes, 5.75%,
            10/31/00......................      100,500
 320,000    U.S. Treasury Notes, 7.25%,
            08/15/04......................      348,294
  65,000    U.S. Treasury Notes, 6.125%,
            08/31/98......................       65,081
                                            -----------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $1,077,460).........................    1,111,041
                                            -----------
SOVEREIGN GOVERNMENT OBLIGATIONS--3.1%
            BRAZIL--0.6%
  58,011    Republic of Brazil, 8.00%,
            04/15/14......................       42,565
                                            -----------
            SOUTH AFRICA--1.5%
 774,000    Republic Of South Africa,
            13.00%, 08/31/10..............      115,992
                                            -----------
            UNITED KINGDOM--1.0%
  37,000    UK Treasury, 8.00%, 12/07/15..       77,380
                                            -----------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS
(COST $267,474)...........................      235,937
                                            -----------
TOTAL INVESTMENTS AT VALUE--98.6%
(COST $6,795,080)(a)......................    7,405,457
CASH AND OTHER ASSETS
NET OF LIABILITIES--1.4%..................      103,988
                                            -----------
NET ASSETS--100.0%........................   $7,509,445
                                            ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
 *  Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $6,795,080, resulting in gross unrealized appreciation and depreciation of $924,344 and $313,967, respectively, and net unrealized appreciation of $610,377.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

    The accompanying notes are an integral part of the financial statements.

INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

PRINCIPAL                                      VALUE
 AMOUNT                                      (NOTE 1)
---------                                   -----------
CORPORATE BONDS--48.1%
            CHEMICALS--4.4%
$200,000    Climachem, 10.75%, 12/01/07...  $   207,500
 300,000    Trans-Resources, 10.75%,
            03/15/08......................      309,000
                                            -----------
                                                516,500
                                            -----------
            ENVIRONMENTAL--1.6%
 200,000    ATC Group Services, 12.00%,
            01/15/08......................      184,000
                                            -----------
            FINANCIAL SERVICES--2.3%
 300,000    Salomon Brothers, 0.00%,
            09/18/98......................      276,000
                                            -----------
            HOME CONSTRUCTION, FURNISHINGS &
            APPLIANCES--2.6%
 300,000    Imperial Home Decor Group,
            11.00%, 03/15/08..............      310,500
                                            -----------
            INDUSTRIAL--6.3%
 250,000    Aqua Chem, 11.25%, 07/01/08...      254,375
 250,000    Pen-Tab Industries, 10.875%,
            02/01/07......................      247,500
 250,000    Samsonite, 10.75%, 06/15/08...      248,125
                                            -----------
                                                750,000
                                            -----------
            MEDIA--BROADCASTING &
            PUBLISHING--6.1%
 250,000    Cumulus Media, 10.375%,
            07/01/08......................      253,750
 250,000    Perry-Judd, 10.625%,
            12/15/07......................      262,500
 200,000    Source Media, 12.00%,
            11/01/04......................      204,000
                                            -----------
                                                720,250
                                            -----------
            METALS--2.6%
 300,000    Doe Run Resources, 11.25%,
            03/15/05......................      303,000
                                            -----------
            OIL & GAS--2.1%
 250,000    Panaco, 10.625%, 10/01/04.....      251,250
                                            -----------
            RESTAURANTS--2.3%
 300,000    Planet Hollywood, 12.00%,
            04/01/05......................      271,500
                                            -----------
            RETAIL--4.3%
 250,000    HMV Media Group, 10.25%,
            05/15/08......................      253,750
 250,000    US Office Products, 9.75%,
            06/15/08......................      250,000
                                            -----------
                                                503,750
                                            -----------

PRINCIPAL                                      VALUE
 AMOUNT                                      (NOTE 1)
---------                                   -----------
            TELEPHONE SYSTEMS-- 8.8%
$300,000    Amer Mobile/AMSC, 12.25%,
            04/01/08......................  $   282,000
 250,000    Dobson Wireline, 12.25%,
            06/15/08......................      242,500
 200,000    Iridium Capital, 14.00%,
            07/15/05......................      222,500
 300,000    Long Distance International,
            12.25%, 04/15/08..............      297,000
                                            -----------
                                              1,044,000
                                            -----------
            TRANSPORTATION--4.7%
 250,000    American Commercial Lines,
            10.25%, 06/30/08..............      253,125
 300,000    Stena Line, 10.625%,
            06/01/08......................      303,750
                                            -----------
                                                556,875
                                            -----------
TOTAL CORPORATE BONDS (COST $5,695,915)...    5,687,625
                                            -----------
CONVERTIBLE CORPORATE BONDS--2.7%
            METALS--2.7%
 500,000    Nippon Denro Ispat, 3.00%,
            04/01/01......................      250,625
 500,000    NTS Steel Group Public++,
            4.00%, 12/16/08...............       70,000
                                            -----------
                                                320,625
                                            -----------
TOTAL CONVERTIBLE CORPORATE BONDS (COST
$531,422).................................      320,625
                                            -----------
EUROBONDS--6.7%
            ARGENTINA--2.5%
 300,000    Telefonica De Argentina,
            9.125%, 05/07/08..............      282,750
                                            -----------
            CHINA--2.2%
 300,000    Cathay International, 13.00%,
            04/15/08......................      264,000
                                            -----------
            ECUADOR--2.0%
 250,000    Conecel Holdings, 14.00%,
            10/01/00......................      240,000
                                            -----------
TOTAL EUROBONDS (COST $856,908)...........      786,750
                                            -----------
SOVEREIGN GOVERNMENT OBLIGATIONS--9.7%
            ARGENTINA--2.4%
 300,000    Republic Of Argentina, 9.75%,
            09/19/27......................      277,950
                                            -----------
            JAMAICA--2.5%
 300,000    Government of Jamaica,
            10.875%, 06/10/05.............      300,000
                                            -----------

    The accompanying notes are an integral part of the financial statements.

INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

PRINCIPAL                                      VALUE
 AMOUNT                                      (NOTE 1)
---------                                   -----------
SOVEREIGN GOVERNMENT OBLIGATIONS--CONTINUED
            RUSSIA--1.8%
$  7,894    Russian Ian, 6.625%,
            12/15/15......................  $     4,371
 450,000    Russia-Principal Loan, 6.719%,
            12/15/20......................      212,625
                                            -----------
                                                216,996
                                            -----------
            VENEZUELA--3.0%
 428,570    Republic Of Venezuela FLIRB,
            6.625%, 03/31/07..............      353,570
                                            -----------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS
(COST $1,264,303).........................    1,148,516
                                            -----------
BRADY BONDS--15.4%
            ARGENTINA--1.8%
 237,499    Republic of Argentina, FRB,
            6.625%, 03/31/05..............      209,949
                                            -----------
            BRAZIL--3.3%
 522,095    Republic of Brazil, 8.00%,
            04/15/14......................      384,392
                                            -----------
            BULGARIA--2.1%
 350,000    Government of Bulgaria, IAB,
            6.563%, 07/28/11..............      249,594
                                            -----------
            ECUADOR--2.6%
 556,335    Ecuador-Bearer-PDI, 3.25%,
            02/27/15......................      310,157
                                            -----------
            MEXICO--2.5%
 350,000    Mexico Par Ser B Cum, 6.25%,
            12/31/19......................      289,844
                                            -----------
            PANAMA--1.6%
 250,000    Panama-Int Reduction Bond,
            3.75%, 07/17/14...............      185,625
                                            -----------
            PERU--1.5%
 300,000    Government of Peru, PDI Bond,
            4.00%, 03/07/17...............      183,000
                                            -----------
TOTAL BRADY BONDS (COST $1,909,089).......    1,812,561
                                            -----------
YANKEE BONDS--14.3%
            BRAZIL--2.9%
 400,000    Paging Network Do Brasil,
            13.50%, 06/06/05..............      342,500
                                            -----------

PRINCIPAL                                      VALUE
 AMOUNT                                      (NOTE 1)
---------                                   -----------
            DOMINICAN REPUBLIC--2.5%
$300,000    Tricom, 11.375%, 09/01/04.....  $   290,625
                                            -----------
            ECUADOR--2.9%
 350,000    Conecel, 14.00%, 05/01/02.....      336,000
                                            -----------
            HONG KONG--3.0%
 500,000    GS Superhighway Holdings,
            10.25%, 08/15/07..............      355,625
                                            -----------
            INDONESIA--0.9%
 500,000    FSW International++, 12.50%,
            11/01/06......................      110,000
                                            -----------
            KOREA--2.1%
 300,000    Korea Electric Power, 7.00%,
            02/01/27......................      253,858
                                            -----------
TOTAL YANKEE BONDS
(COST $2,294,513).........................    1,688,608
                                            -----------
WARRANTS--0.0%
            TELEPHONE SYSTEMS--0.0%
     200    Primus Telecommunications.....        4,000
                                            -----------
TOTAL WARRANTS (COST $0)..................        4,000
                                            -----------
TOTAL INVESTMENTS AT VALUE--96.9% (COST
$12,552,150) (a)..........................   11,448,685
CASH AND OTHER ASSETS NET OF
LIABILITIES--3.1%.........................      370,247
                                            -----------
NET ASSETS--100.0%........................  $11,818,932
                                            ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
++ Security currently in default of interest payment. The Portfolio is not accruing stated interest.
(a) The aggregate identified cost for federal income tax purposes is $12,552,150, resulting in gross unrealized appreciation and depreciation of $107,936 and $1,211,401, respectively, and net unrealized depreciation of $1,103,465.
DCB - Debt Conversion Bond
FLIRB - Front-Load Interest Reduction Bonds
FRB - Floating Rate Bond
IAB - Interest Arrears Bond
PDI - Past Due Interest

    The accompanying notes are an integral part of the financial statements.

BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
ASSET BACKED SECURITIES--8.1%
$  750,000   Chemical Credit Card Master
             Trust, 5.98%, 09/15/08......  $   755,280
   247,218   Navistar Financial, 6.35%,
             11/15/02....................      248,281
   500,000   World Omni Auto Lease,
             6.18%, 11/25/03.............      500,850
                                           -----------
TOTAL ASSET BACKED SECURITIES (COST
$1,445,454)..............................    1,504,411
                                           -----------
CORPORATE BONDS--31.9%
             BANKING--4.7%
   500,000   Bank of New York, 8.50%,
             12/15/04....................      561,800
   225,000   Credit Suisse, 7.90%,
             05/01/07....................      240,566
    78,063   Mercantile Safe Deposit +,
             12.125%, 01/02/01...........       80,644
                                           -----------
                                               883,010
                                           -----------
             COMMUNICATIONS--2.8%
   500,000   Harris Corporation, 6.65%,
             08/01/06....................      513,742
                                           -----------
             ELECTRIC UTILITIES--8.0%
   250,000   AES, 8.50%, 11/01/07........      252,500
   500,000   Consumers Energy, 6.50%,
             06/15/18....................      496,565
   750,000   Niagra Mohawk Power, 7.125%,
             07/01/01....................      749,063
                                           -----------
                                             1,498,128
                                           -----------
             FINANCIAL SERVICES--6.3%
   350,000   First Union, 6.55%,
             10/15/35....................      362,005
   750,000   Safeco Capital, 8.072%,
             07/15/37....................      801,938
                                           -----------
                                             1,163,943
                                           -----------
             FOREST PRODUCTS & PAPER--2.9%
   250,000   Georgia Pacific, 9.50%,
             05/15/22....................      283,472
   250,000   Sweetheart Cup, 9.625%,
             09/01/00....................      247,500
                                           -----------
                                               530,972
                                           -----------
             HEALTH CARE PROVIDERS--3.3%
   650,000   Columbia/HCA Health, 6.73%,
             07/15/45....................      619,643
                                           -----------

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
             MEDIA--BROADCASTING &
             PUBLISHING--1.6%
$  250,000   News America Holdings,
             10.125%, 10/15/12...........  $   293,564
                                           -----------
             TELEPHONE SYSTEMS--2.3%
   400,000   Worldcom, 8.875%, 01/15/06..      433,000
                                           -----------
TOTAL CORPORATE BONDS (COST
$5,809,704)..............................    5,936,002
                                           -----------
CONVERTIBLE CORPORATE BONDS--2.3%
             HEALTH CARE PROVIDERS--2.3%
   500,000   Tenet Healthcare, 6.00%,
             12/01/05....................      426,250
                                           -----------
TOTAL CONVERTIBLE CORPORATE BONDS (COST
$427,713)................................      426,250
                                           -----------
MORTGAGE BACKED SECURITIES--29.2%
   137,925   Chase Manhattan Grantor
             Trust, 5.20%, 02/15/02......      137,328
 1,250,000   Federal Home Loan Bank,
             5.625%, 03/19/01............    1,248,810
   503,755   Federal Home Loan Mortgage
             Association, 6.00%,
             08/01/10....................      499,286
   153,033   Federal Home Loan Mortgage
             Association, 6.00%,
             05/01/09....................      152,167
    46,929   Federal Home Loan Mortgage
             Association, 6.00%,
             10/01/10....................       46,512
 1,000,000   Federal National Mortgage
             Association, 5.75%,
             04/15/03....................    1,002,679
 1,000,000   Federal National Mortgage
             Association, 5.75%,
             02/15/08....................      998,638
   372,352   Government National Mortgage
             Association, 9.00%,
             08/15/19....................      401,648
   353,416   Government National Mortgage
             Association, 6.50%,
             01/15/24....................      353,822
   464,561   Government National Mortgage
             Association, 7.00%,
             06/15/09....................      475,878
   112,117   Government National Mortgage
             Association, 7.50%,
             12/15/27....................      115,166
                                           -----------
TOTAL MORTGAGE BACKED SECURITIES (COST
$5,342,829)..............................    5,431,934
                                           -----------

    The accompanying notes are an integral part of the financial statements.

BOND PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
U.S. TREASURY OBLIGATIONS--7.1%
$  250,000   U.S. Treasury Bonds, 6.50%,
             05/31/02....................  $   258,281
 1,000,000   U.S. Treasury Notes, 6.125%,
             11/15/27....................    1,071,562
                                           -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST
$1,282,621)..............................    1,329,843
                                           -----------
YANKEE BONDS--3.6%
             CANADA--3.6%
   600,000   Province of Quebec, 7.50%,
             07/15/23....................      667,038
                                           -----------
TOTAL YANKEE BONDS (COST $586,248).......      667,038
                                           -----------
AGENCY FOR INTERNATIONAL
DEVELOPMENT BONDS--4.1%+
             CENTRAL AMERICA--2.6%
   135,000   Central America
             International Development,
             Series F, 10.00%,
             12/01/11....................      158,525
   135,000   Central America
             International Development,
             Series G, 10.00%,
             12/01/11....................      158,525
   135,000   Central America
             International Development,
             Series H, 10.00%,
             12/01/11....................      158,525
                                           -----------
                                               475,575
                                           -----------
             HONDURAS--1.5%
   100,000   Republic of Honduras
             International Development,
             Series D, 13.00%,
             06/01/11....................      146,576
   100,000   Republic of Honduras
             International Development,
             Series C, 13.00%,
             06/01/06....................      129,395
                                           -----------
                                               275,971
                                           -----------
TOTAL AGENCY FOR INTERNATIONAL
DEVELOPMENT BONDS (COST $605,000)........      751,546
                                           -----------

                                              VALUE
  SHARES                                    (NOTE 1)
----------                                 -----------
PREFERRED STOCKS--5.3%
             INDUSTRIAL--2.5%
     9,600   Appalachian Power...........  $   246,000
     8,700   Ohio Power..................      222,394
                                           -----------
                                               468,394
                                           -----------
             OIL & GAS--2.8%
    20,000   Transcanada Pipelines.......      522,500
                                           -----------
TOTAL PREFERRED STOCKS
(COST $984,274)..........................      990,894
                                           -----------
TOTAL INVESTMENTS AT VALUE--91.6%
(COST $16,483,843)(a)....................   17,037,918
CASH AND OTHER ASSETS
NET OF LIABILITIES--8.4%.................    1,567,883
                                           -----------
NET ASSETS--100.0%.......................  $18,605,801
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
  + Restricted and Board valued security (Note 5).
(a) The aggregate identified cost for federal income tax purposes is $16,483,843, resulting in gross unrealized appreciation and depreciation of $566,753 and $12,678, respectively, and net unrealized appreciation of $554,075.

    The accompanying notes are an integral part of the financial statements.

VALUE PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
SHARES                                      (NOTE 1)
-------                                    -----------
COMMON STOCKS--99.8%
          AEROSPACE & DEFENSE--1.8%
 10,100   Boeing.........................  $   450,081
                                           -----------
          AUTOMOTIVE--1.7%
  9,000   ITT Industries.................      336,375
  1,500   Magna International, Class A...      102,938
                                           -----------
                                               439,313
                                           -----------
          BANKING--9.1%
 10,500   First American.................      505,313
  6,300   First Chicago..................      558,338
  6,900   Key............................      245,813
 16,500   North Folk Bancorp.............      403,219
 12,000   SLM Holding....................      588,000
                                           -----------
                                             2,300,683
                                           -----------
          BEVERAGES, FOOD & TOBACCO--9.7%
  7,500   General Mills..................      512,813
  9,200   McCormick & Company............      328,612
  7,000   McDonald's.....................      483,000
 10,000   Pepsico........................      411,875
  2,700   Ralston-Ralston Purina Group...      315,394
 16,000   Sysco..........................      410,000
                                           -----------
                                             2,461,694
                                           -----------
          CHEMICALS--1.1%
  3,600   Du Pont (E.I.) De Nemours......      268,650
                                           -----------
          COMMUNICATIONS--0.7%
  7,200   Scientific-Atlanta.............      182,700
                                           -----------
          COMPUTER SOFTWARE &
          PROCESSING--5.3%
 10,000   Ceridian.......................      587,500
  9,000   Computer Associates
          International..................      500,063
  7,200   First Data Corporation.........      239,850
                                           -----------
                                             1,327,413
                                           -----------
          COMPUTERS & INFORMATION--3.9%
 12,400   Compaq Computer................      351,850
 12,200   Sun Microsystems*..............      529,938
  8,000   Western Digital................       94,500
                                           -----------
                                               976,288
                                           -----------
          ELECTRIC UTILITIES--1.1%
  6,100   CMS Energy.....................      268,400
                                           -----------
          ELECTRONICS--4.1%
  7,500   Intel..........................      555,938
  6,600   Thomas & Betts.................      325,050
  4,700   Xilinx*........................      159,800
                                           -----------
                                             1,040,788
                                           -----------

                                              VALUE
SHARES                                      (NOTE 1)
-------                                    -----------
          ENTERTAINMENT & LEISURE--3.1%
 13,400   Mattel.........................  $   566,988
  2,000   The Walt Disney Company........      210,125
                                           -----------
                                               777,113
                                           -----------
          FINANCIAL SERVICES--2.5%
 10,500   Federal National Mortgage
          Association....................      637,875
                                           -----------
          FOREST PRODUCTS & PAPER-- 4.2%
  9,400   Kimberly-Clark.................      431,225
 11,000   Mead...........................      349,250
  7,300   Tenneco........................      277,856
                                           -----------
                                             1,058,331
                                           -----------
          HEALTH CARE PROVIDERS--3.5%
 10,900   Health Care & Retirement.......      429,869
 16,600   Healthsouth....................      443,013
                                           -----------
                                               872,882
                                           -----------
          HEAVY INDUSTRY--0.9%
  3,300   Applied Materials..............       97,350
  2,750   Ingersoll-Rand.................      121,172
                                           -----------
                                               218,522
                                           -----------
          HOME CONSTRUCTION, FURNISHINGS
          & APPLIANCES--6.2%
  6,000   General Electric...............      546,000
  6,000   Johnson Controls...............      343,125
 13,500   Newell.........................      672,469
                                           -----------
                                             1,561,594
                                           -----------
          INSURANCE--8.1%
  5,000   Aetna..........................      380,625
  9,000   Equitable Companies............      674,430
  5,000   Ohio Casualty..................      221,250
 11,100   Reliastar Financial............      532,800
  4,000   Travelers Group................      242,500
                                           -----------
                                             2,051,605
                                           -----------
          MEDICAL SUPPLIES--2.2%
  7,000   Becton Dickinson & Company.....      543,375
                                           -----------
          OIL & GAS--9.9%
  8,300   Mobil..........................      635,988
 10,600   Noble Drilling.................      255,063
  5,500   Schlumberger...................      375,719
  9,400   Texaco.........................      561,063
 19,800   Williams Companies.............      668,250
                                           -----------
                                             2,496,083
                                           -----------
          PHARMACEUTICALS--7.9%
 10,000   Abott Laboratories.............      408,750
  8,400   Amgen..........................      549,150
  4,100   Merck..........................      548,375
 14,000   Sigma Aldrich..................      491,750
                                           -----------
                                             1,998,025
                                           -----------

    The accompanying notes are an integral part of the financial statements.

VALUE PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)

                                              VALUE
SHARES                                      (NOTE 1)
-------                                    -----------
COMMON STOCKS--CONTINUED
          RETAILERS--4.8%
  7,100   Consolidated Stores*...........  $   257,375
  5,500   Federated Department Stores....      295,969
 10,700   Wal-Mart Stores................      650,025
                                           -----------
                                             1,203,369
                                           -----------
          TELEPHONE SYSTEMS--5.3%
  9,600   Alltel.........................      446,400
  8,000   Bell Atlantic..................      365,000
 13,000   SBC Communications.............      520,000
                                           -----------
                                             1,331,400
                                           -----------
          TRANSPORTATION--2.7%
  5,500   Trinity Industries.............      228,250
  4,400   US Freightways.................      144,512
 13,700   Wisconsin Central Transport*...      299,688
                                           -----------
                                               672,450
                                           -----------
TOTAL COMMON STOCKS
(COST $25,412,137).......................   25,138,634
                                           -----------

                                              VALUE
                                            (NOTE 1)
                                           -----------
TOTAL INVESTMENTS AT VALUE--99.8%
(COST $25,412,137)(a)....................  $25,138,634
CASH AND OTHER ASSETS NET OF
LIABILITIES--0.2%........................       41,455
                                           -----------
NET ASSETS--100.0%.......................  $25,180,089
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
  * Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $25,412,137, resulting in gross unrealized appreciation and depreciation of $967,247 and $1,240,750, respectively, and net unrealized depreciation of $273,503.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
Statements of Assets and Liabilities
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                 EMERGING     INTERNATIONAL    GROWTH &                    INCOME
                                  GROWTH         EQUITY         INCOME       BALANCED    OPPORTUNITY      BOND        VALUE PLUS
                                 PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO(c)
                                -----------   -------------   -----------   ----------   -----------   -----------   ------------
ASSETS:
Investments, at value (Note
  1)(a)                         $11,227,896    $11,037,909    $39,324,229   $7,405,457   $11,448,685   $17,037,918   $25,138,634
Cash and foreign currency           432,852        777,513        416,881           --        76,849     1,325,915       232,463
Receivables for:
  Securities sold                   185,107        138,779          7,354           --       189,297        10,635            --
  Dividends                           5,630         23,064         85,175        5,086            --        17,589        24,592
  Foreign tax reclaims                   --         14,883          3,951           93            --         1,094            34
  Gain forward contracts                 --            457             --       17,476            --            --            --
  Interest                            2,767          2,063          1,352       49,858       376,514       228,432         1,113
Receivable from Investment
  Advisor (Note 4)                   30,123        163,355             --       58,425            --        10,967            --
Deferred organization expenses
  (Note 1)                            8,885          8,885          8,885        8,885         8,885         8,885            --
                                -----------    -----------    -----------   ----------   -----------   -----------   -----------
    Total assets                 11,893,260     12,166,908     39,847,827    7,545,280    12,100,230    18,641,435    25,396,836
                                -----------    -----------    -----------   ----------   -----------   -----------   -----------
LIABILITIES:
Payable for investments
  purchased                          56,033        479,162          6,312           --       250,000            --       188,827
Payable to custodian                     --             --             --       13,988            --            --            --
Payable to Investment Advisor
  (Note 4)                               --             --        265,468           --         4,605            --        16,474
Other accrued expenses               27,114         46,645         33,747       21,847        26,693        35,634        11,446
                                -----------    -----------    -----------   ----------   -----------   -----------   -----------
    Total liabilities                83,147        525,807        305,527       35,835       281,298        35,634       216,747
                                -----------    -----------    -----------   ----------   -----------   -----------   -----------
NET ASSETS:
Applicable to investors'
  beneficial interests          $11,810,113    $11,641,101    $39,542,300   $7,509,445   $11,818,932   $18,605,801   $25,180,089
                                ===========    ===========    ===========   ==========   ===========   ===========   ===========
(a) Cost of investments         $ 9,944,204    $ 8,480,814    $36,564,271   $6,795,080   $12,552,150   $16,483,843   $25,412,137
                                ===========    ===========    ===========   ==========   ===========   ===========   ===========

Statement of Operations
For the six months ended June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                              EMERGING     INTERNATIONAL    GROWTH &                    INCOME
                                               GROWTH         EQUITY         INCOME       BALANCED    OPPORTUNITY      BOND
                                              PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
INVESTMENT INCOME (NOTE 1):
  Interest                                  $    14,560    $     8,176    $    18,573   $   95,126   $   678,858   $   535,008
  Dividends                                      37,912        112,224(b)     429,432       29,802            --        40,647
                                            -----------    -----------    -----------   ----------   -----------   -----------
    Total investment income                      52,472        120,400        448,005      124,928       678,858       575,655
                                            -----------    -----------    -----------   ----------   -----------   -----------
EXPENSES:
  Investment advisory fees (Note 2)              36,373         47,765        128,983       26,625        36,866        45,023
  Custody, administration and fund
    accounting fees                              44,383         95,240         49,706       46,088        44,785        47,279
  Auditing fees                                   5,901          6,436          5,901        3,863         6,436         5,901
  Amortization of organization expenses
    (Note 1)                                      3,497          3,497          3,497        3,497         3,497         3,497
  Trustee fees (Note 2)                           1,006            769            500          610         1,464         1,231
  Legal                                           2,237          1,712          5,435        1,356         3,258         2,737
  Miscellaneous                                   3,391          3,345         10,319        2,378         4,923         5,905
                                            -----------    -----------    -----------   ----------   -----------   -----------
    Total expenses                               96,788        158,764        204,341       84,417       101,229       111,573
    Reimbursement from Advisor (Note 4)         (30,861)       (80,831)        (6,128)     (41,152)      (36,004)      (41,992)
                                            -----------    -----------    -----------   ----------   -----------   -----------
    NET EXPENSES                                 65,927         77,933        198,213       43,265        65,225        69,581
                                            -----------    -----------    -----------   ----------   -----------   -----------
NET INVESTMENT INCOME (LOSS)                    (13,455)        42,467        249,792       81,663       613,633       506,074
                                            -----------    -----------    -----------   ----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
  Investments                                   577,480        326,599      1,698,243      170,356        56,045       125,262
  Foreign currency                                   --        (15,935)            --        3,748            --            --
                                            -----------    -----------    -----------   ----------   -----------   -----------
                                                577,480        310,664      1,698,243      174,104        56,045       125,262
                                            -----------    -----------    -----------   ----------   -----------   -----------
  Net change in unrealized appreciation
    (depreciation) on:
  Investments                                  (281,678)     1,738,456        645,953      192,607      (641,859)      106,805
  Foreign currency                                   --           (223)            --       11,712           147            --
                                            -----------    -----------    -----------   ----------   -----------   -----------
                                               (281,678)     1,738,233        645,953      204,319      (641,712)      106,805
                                            -----------    -----------    -----------   ----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):        295,802      2,048,897      2,344,196      378,423      (585,667)      232,067
                                            -----------    -----------    -----------   ----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $   282,347    $ 2,091,364    $ 2,593,988   $  460,086   $    27,966   $   738,141
                                            ===========    ===========    ===========   ==========   ===========   ===========

                                             VALUE PLUS
                                             PORTFOLIO(c)
INVESTMENT INCOME (NOTE 1):
  Interest                                  $    19,785
  Dividends                                      54,237
                                            -----------
    Total investment income                      74,022
                                            -----------
EXPENSES:
  Investment advisory fees (Note 2)              31,103
  Custody, administration and fund
    accounting fees                              14,799
  Auditing fees                                   2,963
  Amortization of organization expenses
    (Note 1)                                         --
  Trustee fees (Note 2)                             797
  Legal                                             548
  Miscellaneous                                   1,743
                                            -----------
    Total expenses                               51,953
    Reimbursement from Advisor (Note 4)         (14,629)
                                            -----------
    NET EXPENSES                                 37,324
                                            -----------
NET INVESTMENT INCOME (LOSS)                     36,698
                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
  Investments                                   (72,312)
  Foreign currency                                   --
                                            -----------
                                                (72,312)
                                            -----------
  Net change in unrealized appreciation
    (depreciation) on:
  Investments                                  (273,503)
  Foreign currency                                   --
                                            -----------
                                               (273,503)
                                            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):       (345,815)
                                            -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $  (309,117)
                                            ===========

------------------------------
(b) Net of foreign tax withholding of $16,704.
(c) The Portfolio commenced operations on May 1, 1998.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
Statement of Changes in Net Assets

-----------------------------------------------------------------------------------------------------------------------
                                                                    EMERGING GROWTH            INTERNATIONAL EQUITY
                                                                       PORTFOLIO                     PORTFOLIO
                                                              ---------------------------   ---------------------------
                                                              FOR THE SIX                   FOR THE SIX
                                                              MONTHS ENDED     FOR THE      MONTHS ENDED     FOR THE
                                                                JUNE 30,      YEAR ENDED      JUNE 30,      YEAR ENDED
                                                                  1998       DECEMBER 31,       1998       DECEMBER 31,
                                                              (UNAUDITED)        1997       (UNAUDITED)        1997
                                                              ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)                                    (13,455)       (20,051)        42,467         10,921
  Net realized gain (loss)                                        577,480        913,915        310,664      1,010,270
  Net change in unrealized appreciation (depreciation)           (281,678)       846,170      1,738,233         77,380
                                                              -----------    -----------    -----------    -----------
  Net increase in net assets resulting from operations            282,347      1,740,034      2,091,364      1,098,571
                                                              -----------    -----------    -----------    -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions                                                 4,425,473      2,100,799      1,509,164      1,464,035
  Withdrawals                                                    (498,004)      (843,327)      (552,890)      (540,590)
                                                              -----------    -----------    -----------    -----------
  Net increase from investors' transactions:                    3,927,469      1,257,472        956,274        923,445
                                                              -----------    -----------    -----------    -----------
TOTAL INCREASE IN NET ASSETS                                    4,209,816      2,997,506      3,047,638      2,022,016
NET ASSETS:
  Beginning of period                                           7,600,297      4,602,791      8,593,463      6,571,447
                                                              -----------    -----------    -----------    -----------
  End of period                                               $11,810,113    $ 7,600,297    $11,641,101    $ 8,593,463
                                                              ===========    ===========    ===========    ===========

-----------------------------------------------------------------------------------------------------------------------
                                                                  INCOME OPPORTUNITY                   BOND
                                                                       PORTFOLIO                     PORTFOLIO
                                                              ---------------------------   ---------------------------
                                                              FOR THE SIX                   FOR THE SIX
                                                              MONTHS ENDED     FOR THE      MONTHS ENDED     FOR THE
                                                                JUNE 30,      YEAR ENDED      JUNE 30,      YEAR ENDED
                                                                  1998       DECEMBER 31,       1998       DECEMBER 31,
                                                              (UNAUDITED)        1997       (UNAUDITED)        1997
                                                              ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)                                    613,633      1,154,944        506,074        958,023
  Net realized gain (loss)                                         56,045        410,064        125,262         81,483
  Net change in unrealized appreciation (depreciation)           (641,712)      (742,747)       106,805         96,828
                                                              -----------    -----------    -----------    -----------
  Net increase in net assets resulting from operations             27,966        822,261        738,141      1,136,334
                                                              -----------    -----------    -----------    -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions                                                 3,314,534      9,286,451      3,137,597      2,725,843
  Withdrawals                                                  (2,220,982)    (6,560,662)      (532,532)    (2,127,372)
                                                              -----------    -----------    -----------    -----------
  Net increase from investors' transactions:                    1,093,552      2,725,789      2,605,065        598,471
                                                              -----------    -----------    -----------    -----------
TOTAL INCREASE IN NET ASSETS                                    1,121,518      3,548,050      3,343,206      1,734,805
NET ASSETS:
  Beginning of period                                          10,697,414      7,149,364     15,262,595     13,527,790
                                                              -----------    -----------    -----------    -----------
  End of period                                               $11,818,932    $10,697,414    $18,605,801    $15,262,595
                                                              ===========    ===========    ===========    ===========

------------------------------
(a) The Portfolio commenced operations on May 1, 1998.

    The accompanying notes are an integral part of the financial statements.

  ---------------------------------------------------------
        GROWTH & INCOME                  BALANCED
           PORTFOLIO                     PORTFOLIO
  ---------------------------   ---------------------------
  FOR THE SIX                   FOR THE SIX
  MONTHS ENDED     FOR THE      MONTHS ENDED     FOR THE
    JUNE 30,      YEAR ENDED      JUNE 30,      YEAR ENDED
      1998       DECEMBER 31,       1998       DECEMBER 31,
  (UNAUDITED)        1997       (UNAUDITED)        1997
  ------------   ------------   ------------   ------------
      249,792        171,081         81,663        100,544
    1,698,243      4,825,120        174,104        965,160
      645,953       (380,944)       204,319       (175,493)
  -----------    -----------     ----------     ----------
    2,593,988      4,615,257        460,086        890,211
  -----------    -----------     ----------     ----------
   10,697,161      3,534,026      1,828,519      1,791,228
   (1,122,362)    (1,731,931)      (698,861)      (791,530)
  -----------    -----------     ----------     ----------
    9,574,799      1,802,095      1,129,658        999,698
  -----------    -----------     ----------     ----------
   12,168,787      6,417,352      1,589,744      1,889,909
   27,373,513     20,956,161      5,919,701      4,029,792
  -----------    -----------     ----------     ----------
  $39,542,300    $27,373,513     $7,509,445     $5,919,701
  ===========    ===========     ==========     ==========

-------------------
      VALUE PLUS
       PORTFOLIO
    ---------------
        FOR THE
    PERIOD ENDED(a)
       JUNE 30,
         1998
      (UNAUDITED)
    ---------------
           36,698
          (72,312)
         (273,503)
      -----------
         (309,117)
      -----------
       25,548,218
          (59,012)
      -----------
       25,489,206
      -----------
       25,180,089
               --
      -----------
      $25,180,089
      ===========

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
Ratios and Supplementary Data
--------------------------------------------------------------------------------

                                                               EMERGING GROWTH
                                                                  PORTFOLIO
                                 ---------------------------------------------------------------------------
                                 FOR THE SIX
                                 MONTHS ENDED     FOR THE        FOR THE        FOR THE          FOR THE
                                   JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)
                                     1998       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                 (UNAUDITED)        1997           1996           1995            1994
                                 ------------   ------------   ------------   ------------   ---------------
Ratios to average net assets:
Expenses                           1.45% (c)        1.55%          1.61%          1.59%          2.56%(c)
 Net investment income (loss)     (0.30%)(c)      (0.33%)        (0.23%)        (0.12%)          5.51%(c)
Ratios of expenses to average
 net assets without waiver and
 reimbursement                     2.13% (c)        2.94%          2.94%          3.59%          7.35%(c)
Portfolio turnover                   33%             101%           117%           109%              150%

                                                             INTERNATIONAL EQUITY
                                                                   PORTFOLIO
                                  ---------------------------------------------------------------------------
                                  FOR THE SIX
                                  MONTHS ENDED     FOR THE        FOR THE        FOR THE          FOR THE
                                    JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)
                                      1998       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                  (UNAUDITED)        1997           1996           1995            1994
                                  ------------   ------------   ------------   ------------   ---------------
Ratios to average net assets:
Expenses                            1.55%(c)         1.66%         1.67%          1.65%          3.20% (c)
 Net investment income (loss)       0.84%(c)         0.14%         0.35%          0.09%         (1.68%)(c)
Ratios of expenses to average
 net assets without waiver and
 reimbursement                      3.16%(c)         4.26%         3.12%          3.87%          4.62% (c)
Portfolio turnover                    55%             151%           86%            90%             7%

--------------------------------------------------------------------------------

                                                             INCOME OPPORTUNITY                                    BOND
                                                                  PORTFOLIO                                     PORTFOLIO
                                 ---------------------------------------------------------------------------   ------------
                                 FOR THE SIX                                                                   FOR THE SIX
                                 MONTHS ENDED     FOR THE        FOR THE        FOR THE          FOR THE       MONTHS ENDED
                                   JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)     JUNE 30,
                                     1998       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,         1998
                                 (UNAUDITED)        1997           1996           1995            1994         (UNAUDITED)
                                 ------------   ------------   ------------   ------------   ---------------   ------------
Ratios to average net assets:
Expenses                            1.15%(c)        1.30%          1.31%          1.42%          2.20%(c)        0.85%(c)
 Net investment income (loss)      10.82%(c)       11.32%         11.31%         12.53%          8.09%(c)        6.18%(c)
Ratios of expenses to average
 net assets without waiver and
 reimbursement                      1.78%(c)        1.92%          2.74%          4.77%          7.48%(c)        1.36%(c)
Portfolio turnover                   184%            270%           222%           120%           144%             76%

                                                              BOND
                                                           PORTFOLIO
                                  ------------------------------------------------------------

                                    FOR THE        FOR THE        FOR THE          FOR THE
                                   YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(A)
                                  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                      1997           1996           1995            1994
                                  ------------   ------------   ------------   ---------------
Ratios to average net assets:
Expenses                              0.85%         0.85%          1.02%           1.21%(c)
 Net investment income (loss)         6.35%         6.18%          6.66%           6.32%(c)
Ratios of expenses to average
 net assets without waiver and
 reimbursement                        1.49%         1.32%          1.40%           1.76%(c)
Portfolio turnover                      88%           64%            78%             11%

------------------------------

(a) The Portfolio commenced operations on October 3, 1994.

(b) The Portfolio commenced operations on May 1, 1998.

(c) Ratios are annualized.

    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------

                                  GROWTH & INCOME                                                  BALANCED
                                     PORTFOLIO                                                    PORTFOLIO
    ---------------------------------------------------------------------------   ------------------------------------------
    FOR THE SIX                                                                   FOR THE SIX
    MONTHS ENDED     FOR THE        FOR THE        FOR THE          FOR THE       MONTHS ENDED     FOR THE        FOR THE
      JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)     JUNE 30,      YEAR ENDED     YEAR ENDED
        1998       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,         1998       DECEMBER 31,   DECEMBER 31,
    (UNAUDITED)        1997           1996           1995            1994         (UNAUDITED)        1997           1996
    ------------   ------------   ------------   ------------   ---------------   ------------   ------------   ------------
      1.23%(c)        1.25%          1.00%          1.23%          1.20%(c)         1.30%(c)        1.50%          1.51%
      1.55%(c)        0.72%          0.87%          0.91%          1.11%(c)         2.45%(c)        1.99%          2.06%
      1.27%(c)        1.49%          1.34%          1.53%          1.95%(c)         2.54%(c)        3.14%          3.38%
        31%            170%            92%           102%            10%              21%            120%            88%

                BALANCED
               PORTFOLIO
     ------------------------------

       FOR THE          FOR THE
      YEAR ENDED    PERIOD ENDED(a)
     DECEMBER 31,    DECEMBER 31,
         1995            1994
     ------------   ---------------
        1.51%          1.33%(c)
        2.29%          3.13%(c)
        4.39%          6.48%(c)
         121%             7%

---------------
  VALUE PLUS
   PORTFOLIO
---------------
    FOR THE
PERIOD ENDED(b)
   JUNE 30,
     1998
---------------
    0.85%(c)
    6.18%(c)
    1.36%(c)
       7%

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES:

     Select Advisors Portfolios (the "Portfolio Trust") was organized as a New York master trust fund on February 7, 1994 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Portfolio Trust consists of nine subtrusts (each a "Portfolio"), each having distinct investment objectives and policies:
Emerging Growth Portfolio, International Equity Portfolio, Growth & Income Portfolio, Balanced Portfolio, Income Opportunity Portfolio, Bond Portfolio, Value Plus Portfolio, Bond Portfolio II and Growth & Income II. Bond Portfolio II and Growth & Income II are included in a separate report.

     The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     The following is a summary of the significant accounting policies of the
Portfolios:

     a) Investment Valuation. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures established by the Trustees of the Portfolio Trust. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

     b) Risks Associated with Foreign Investments. Some of the Portfolios may invest in securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

     c) Foreign Currency Translation. The accounting records of the Portfolios are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

     The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of these securities, but are included with net realized and unrealized gain or loss on investments.

     d) Investment Income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date has passed are recorded as soon as the Portfolio Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

     e) Federal Taxes. Each Portfolio is treated as a partnership for federal income tax purposes. As such, each investor in each Portfolio is subject to taxation on its share of that Portfolio's ordinary income and capital gains. Therefore, no provision has been made for federal income taxes. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

     f) Forward Currency Contracts. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

     Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Portfolio Trust and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward foreign currency contracts. As of June 30, 1998, the following Funds had the following open foreign currency contracts:

                                           CONTRACTS TO                                     UNREALIZED
FUND NAME                MATURITY DATE    DELIVER/RECEIVE    IN EXCHANGE FOR     VALUE      GAIN/LOSS
---------------------    -------------    ---------------    ---------------    --------    ----------
INTERNATIONAL EQUITY
  PORTFOLIO
Purchases                   7/31/98         $   165,791      FRF  1,000,225     $166,396     $   605
                             7/6/98              22,484      GBP     13,492       22,525          41
Sales                        7/2/98        GBP    3,051       $       5,065        5,094         (29)
                             7/6/98        GBP   52,404              87,325       87,485        (160)
                                                                                             -------
                                                                                             $   457
                                                                                             =======

BALANCED PORTFOLIO
Sales                       9/22/98        GBP   41,520       $      69,629     $ 69,009     $   620
                             9/9/98        SAR  805,000             152,606      135,750      16,856
                                                                                             -------
                                                                                             $17,476
                                                                                             =======

     FRF = French Franc, GBP = Great British Pound, SAR = South African Rand

     g) Repurchase Agreements. Each Portfolio may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Portfolio from a third party with the commitment

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

that they will be repurchased by the seller at a fixed price on an agreed upon date. Each Portfolio may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards established by the Portfolio Trust Board of Trustees. The Portfolio, through its custodian, receives as collateral, delivery of the underlying securities, whose market value is required to be at least 102% of the resale price at the time of purchase. The resale price reflects the purchase price plus an agreed upon rate of interest. In the event of counterparty default the Portfolio has the right to use the collateral to offset losses incurred.

     h) Organization Expense. Organization expenses were deferred and are being amortized by each Portfolio on a straight-line basis over a five-year period from commencement of operations. Any amount received by the Portfolio from a corresponding Fund as a result of a redemption by Touchstone Advisors, Inc. of any of its organizational seed capital shares of the Fund will be applied so as to reduce the amount of unamortized organization expenses. The amount paid by the Portfolio Trust on any withdrawal by the Select Advisors Trust A or Select Advisors Trust C of all or a part of its organizational seed capital investment ("Initial Interest") in the Portfolio will be reduced by a portion of any unamortized organization expenses of the Portfolio, determined by the proportion of the amount of the Initial Interest withdrawn to the aggregate amount of the Initial Interests in the Portfolio then-outstanding after taking into account any prior withdrawals of any portion of the Initial Interests in the Portfolio.

     i) Security Transactions. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

2.  TRANSACTIONS WITH AFFILIATES

     a) Investment Advisor. The Portfolio Trust has an investment advisory agreement with Touchstone Advisors, Inc. (the "Advisor") a subsidiary of Western-Southern Life Assurance Company ("Western-Southern"). Under the terms of the investment advisory agreement, each Portfolio pays an investment advisory fee that is computed daily and paid monthly. For the six months ended June 30, 1998, each Portfolio incurred the following investment advisory fees equal on an annual basis to the following percentages of the average daily net assets of the Portfolio.

                       EMERGING    INTERNATIONAL   GROWTH &                  INCOME
                        GROWTH        EQUITY        INCOME     BALANCED    OPPORTUNITY     BOND      VALUE PLUS
                       PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
                       ---------   -------------   ---------   ---------   -----------   ---------   ----------
Rate                     0.80%         0.95%         0.80%       0.80%        0.65%        0.55%        0.75%

     Fort Washington Investment Advisors, Inc., an affiliate of the sponsor, is the sub-advisor for the Bond Portfolio and the Value Plus Portfolio.

     b) Trustees. Each Trustee who is not an "interested person", (as defined in the Act), of the Portfolio Trust receives an aggregate of $5,000 annually plus $1,000 per meeting attended as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio Trust and from Select Advisors Trust A, Select Advisors Trust C, and Select Advisors Variable Insurance Trust, which are included in separate annual reports. For the six months ended June 30, 1998 the Portfolio Trust incurred $6,377 in Trustee fees which was prorated to each Portfolio.

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

     Investment transactions (excluding purchases and sales of U.S. government and U.S. government agency obligations and excluding short-term investments) for June 30, 1998 were as follows:

                                      COST OF PURCHASES   PROCEEDS FROM SALES
                                      -----------------   -------------------
Emerging Growth Portfolio                $ 6,787,139          $ 2,826,257
International Equity Portfolio             6,025,574            5,350,772
Growth & Income Portfolio                 19,952,697            9,768,699
Balanced Portfolio                         2,266,127            1,369,571
Income Opportunity Portfolio              21,390,311           20,251,912
Bond Portfolio                             7,515,854            7,108,097
Value Plus Portfolio                      27,144,919            1,660,470

     The following Portfolios had transactions in U.S. government and U.S. government agency obligations:

                                      COST OF PURCHASES   PROCEEDS FROM SALES
                                      -----------------   -------------------
Balanced Portfolio                       $  328,844           $        0
Bond Portfolio                            7,428,520            4,811,395

4.  EXPENSE REIMBURSEMENTS

     For the six months ended June 30, 1998, the Advisor has voluntarily agreed to reimburse each Portfolio the following amounts:

                                                          AMOUNT OF
                                                        REIMBURSEMENT
                                                        -------------
Emerging Growth Portfolio                                  $30,861
International Equity Portfolio                              80,831
Growth & Income Portfolio                                    6,128
Balanced Portfolio                                          41,152
Income Opportunity Portfolio                                36,004
Bond Portfolio                                              41,992
Value Plus Portfolio                                        14,629

5.  RESTRICTED SECURITIES

     Restricted securities may be difficult to dispose of and involve time consuming negotiation and expense. Prompt sale of these securities may involve the seller taking a discount to the security's stated market value. As of June 30, 1998, Bond Portfolio held restricted securities valued by the trustees of the Portfolio Trust at $832,191, representing 4.5% of net assets. Acquisition date and cost of each are as follows:

                                            ACQUISITION DATE      COST
                                            ----------------    --------
Mercantile Safe Deposit                         3/28/85         $ 77,992
Central America, Series F                        8/1/86          135,000
Central America, Series G                        8/1/86          135,000
Central America, Series H                        8/1/86          135,000
Republic of Honduras, Series C                   5/1/88          100,000
Republic of Honduras, Series D                   5/1/88          100,000

     Bond Portfolio received these securities from Western-Southern on October 4, 1994, in exchange for a proportionate interest in the Portfolio.

                      [This Page Intentionally Left Blank]

                                  Distributor
                          Touchstone Securities, Inc.
                                311 Pike Street
                             Cincinnati, Ohio 45202

                            (800) 669-2796 (press 3)


                          Investment Advisor & Sponsor
                           Touchstone Advisors, Inc.
                                311 Pike Street
                             Cincinnati, Ohio 45202


                          Administrator and Custodian
                         Investors Bank & Trust Company
                              200 Clarendon Street
                        Boston, Massachusetts 02116-9130


                                 Transfer Agent
                      State Street Bank and Trust Company
                                 P.O. Box 8518
                        Boston, Massachusetts 02266-8518


                            Independent Accountants
                        Price Waterhouse Coopers, L.L.P.
                            One International Place
                          Boston, Massachusetts 02110


                                 Legal Counsel
                                 Frost & Jacobs
                                2500 PNC Center
                             201 East Fifth Street
                             Cincinnati, Ohio 45202



                                   TOUCHSTONE
              The Mark of Excellence in Investment Management(SM)


FORM 7076-9806

                                   TOUCHSTONE
                                FAMILY OF FUNDS




                                   Touchstone
                              Standby Income Fund






                               SEMIANNUAL REPORT
                                 JUNE 30, 1998

Dear Fellow Shareholder:

     As pleased overall as we are with our investment performance at Touchstone during the past 6 months, we must be realistic. Over most of the century, for example, the U.S. stock market has returned an average of 11% to 12% per year, not per quarter. We encourage you to keep that in mind should the market regress to its pattern of more moderate performance. But when will this happen?

     The answer is, nobody really knows. And the only consensus seems to be that there is no consensus. For example, are stock prices really too high? Or have the old valuation rules outlived their usefulness? Is the Asian economic crisis keeping global inflation in check and interest rates low? Or is it simply waiting in the wings, ready to waylay corporate profitability?

     Going forward, companies that can perform on their own merits will most likely be the ones offering the best opportunities. Those are the kinds of companies our portfolio managers are proud to find, one at a time, no matter how the market's doing.

     We're also proud to introduce a new addition to our family of Funds and Variable Annuities: the Touchstone Value Plus Portfolios. These Portfolios, managed by Fort Washington Investment Advisors, seek long-term capital growth by investing primarily in large cap stocks that are considered fundamentally undervalued. These are sound companies with unique competitive advantages and proven management.

     Our other outstanding portfolio managers also keep their ears to the ground. They listen and watch for major forces that drive the markets, such as corporate restructurings, the retirement plan revolution, the move to liquidity, and the mainstreaming of technology -- forces that have made the U.S. the envy of the global economy, and are now beginning to make their way overseas. Beyond finding individual companies that may benefit from these forces, our job is to look forward and see how Touchstone can best take advantage of these trends to better serve you.

     I'd like to take this opportunity to thank you for the success we've shared together. We appreciate your continued confidence and investment in the Touchstone Family of Funds and Variable Annuities.(1)

Sincerely,

/s/ Edward G. Harness
Edward G. Harness
President and Chief Executive Officer
Touchstone Family of Funds

P.S. Please visit us on the World Wide Web at WWW.TOUCHSTONEFUNDS.COM

------------------------------
(1) Touchstone Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio. Touchstone Family of Funds and Variable Annuities are distributed by Touchstone Securities, Inc., member NASD and SIPC. For a prospectus containing more information, including all fees and expenses, call (800) 669-2796. Please read the prospectus carefully before investing or sending money.

                      [This Page Intentionally Left Blank]

STANDBY INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 1998(UNAUDITED)

PRINCIPAL                                      VALUE
 AMOUNT                                      (NOTE 1)
---------                                   -----------
ASSET BACKED SECURITIES (4.9%)
$570,000    Chase Manhattan Owner Trust
              6.00%, 12/15/04.............  $   569,466
                                            -----------
TOTAL ASSET BACKED SECURITIES
(COST $570,000)...........................      569,466
                                            -----------
COMMERCIAL PAPER (77.8%)
 430,000    Autoliv
              5.66%, 07/10/98.............      424,524
 372,000    Case Credit
              5.69%, 08/05/98.............      366,708
 410,000    Cincinnati Bell
              5.75%, 07/06/98.............      408,363
 495,000    Cinergy
              5.70%, 07/07/98.............      492,884
 300,000    Comdisco
              5.71%, 08/10/98.............      296,431
 335,000    Commonwealth Edison
              5.75%, 07/09/98.............      332,699
 500,000    Conagra
              5.65%, 07/15/98.............      496,547
 500,000    CVS
              5.73%, 07/06/98.............      497,374
 500,000    Echlin
              5.77%, 07/13/98.............      494,631
 325,000    Lockheed Martin
              5.79%, 09/11/98.............      321,184
 500,000    MCN Investment
              5.83%, 07/07/98.............      498,866
 415,000    Mid Atlantic Fuel
              5.70%, 07/08/98.............      411,452
 535,000    Minnesota Power And Light
              5.83%, 07/14/98.............      533,181
 500,000    Norfolk Southern
              5.70%, 07/21/98.............      495,567
 500,000    Occidental Petroleum
              5.70%, 07/24/98.............      495,963
 500,000    Safeway Stores
              5.69%, 07/08/98.............      495,100
 500,000    Texas Utilities
              5.72%, 07/10/98.............      497,219
 550,000    Textron Financial
              5.70%, 08/10/98.............      544,885
 470,000    UOP
              5.85%, 07/22/98.............      467,938
 435,000    Williams Holdings
              5.71%, 07/08/98.............      431,757
                                            -----------
TOTAL COMMERCIAL PAPER
(COST $9,003,250).........................    9,003,273
                                            -----------

PRINCIPAL                                      VALUE
 AMOUNT                                      (NOTE 1)
---------                                   -----------
CORPORATE BONDS (9.0%)
            BANKING (3.4%)
$400,000    Credit Lyonnais, VR
              6.75%, 09/21/98.............  $   399,000
                                            -----------
            COMPUTER SOFTWARE & PROCESSING
              (2.4%)
 275,000    Comdisco
              6.47%, 09/30/98.............      275,612
                                            -----------
            TELEPHONE SYSTEMS (3.2%)
 370,000    AT&T Capital
              5.87%, 08/28/98.............      370,228
                                            -----------
TOTAL CORPORATE BONDS
(COST $1,044,352).........................    1,044,840
                                            -----------
MORTGAGE BACKED SECURITIES (3.4%)
 400,000    CS First Boston 6.32%,
              02/25/18....................      399,004
                                            -----------
TOTAL MORTGAGE BACKED SECURITIES
(COST $399,125)...........................      399,004
                                            -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS
(2.8%)
 325,000    Federal Home Loan Mortgage
              Corporation 5.44%,
              07/02/98....................      324,214
                                            -----------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $324,214)...........................      324,214
                                            -----------
TOTAL INVESTMENTS AT VALUE (97.9%)
(COST $11,340,941)(a).....................   11,340,797
CASH AND OTHER ASSETS NET OF LIABILITIES
(2.1%)....................................      243,831
                                            -----------
NET ASSETS (100.0%).......................  $11,584,628
                                            ===========

------------------------------
Notes to the Schedule of Investments:
(a) The aggregate identified cost for federal income tax purposes is $11,340,941, resulting in unrealized appreciation and depreciation of $524 and $668, respectively, and net unrealized depreciation of $144.
VR- Variable rate security-maturity dates on these type of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Interest rate shown reflects current rate.

    The accompanying notes are an integral part of the financial statements.

TOUCHSTONE STANDBY INCOME FUND
Statement of Assets and Liabilities
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (Note 1) (Cost $11,340,941)             $11,340,797
Cash                                                                4,432
Receivable for:
  Fund shares sold                                                    250
  Interest                                                         63,922
Deferred organization expenses (Note 1)                            16,317
Reimbursement receivable from Advisor (Note 3)                    228,534
                                                              -----------
     Total assets                                              11,654,252
                                                              -----------
LIABILITIES:
Distribution payable from income                                   46,992
Payable for fund shares redeemed                                    2,501
Other accrued expenses                                             20,131
                                                              -----------
     Total liabilities                                             69,624
                                                              -----------
NET ASSETS:                                                   $11,584,628
                                                              ===========
Net asset value, offering and redemption price per share:
  ($11,584,628 divided by 1,161,935 shares)                   $      9.97
                                                              ===========

Statement of Operations
For the six months ended June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

INTEREST INCOME (NOTE 1):                                     $  271,193
                                                              ----------
EXPENSES:
  Investment advisory fees (Note 2)                               11,553
  Sponsor fee                                                      9,243
  Custody, administration and fund accounting fees                40,475
  Transfer agent fees                                             29,308
  Amortization of organization expenses (Note 1)                   6,422
  Auditing fees                                                    3,486
  Printing                                                         3,224
  Miscellaneous                                                    2,480
  Legal                                                            1,566
  Registration                                                     1,532
  Trustee fees (Note 2)                                              892
                                                              ----------
     Total expenses                                              110,181
     Waiver of Sponsor fee (Note 2)                               (9,243)
     Reimbursement from Advisor (Note 3)                         (66,278)
                                                              ----------
  Net expenses                                                    34,660
                                                              ----------
NET INVESTMENT INCOME                                            236,533
                                                              ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments                          4,239
  Net change in unrealized appreciation (depreciation) on
     investments                                                     (14)
                                                              ----------
  Net realized and unrealized gain (loss)                          4,225
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:         $  240,758
                                                              ==========

Touchstone Standby Income Fund

    The accompanying notes are an integral part of the financial statements.

TOUCHSTONE STANDBY INCOME FUND
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                              FOR THE SIX
                                                              MONTHS ENDED     FOR THE
                                                                JUNE 30,      YEAR ENDED
                                                                  1998       DECEMBER 31,
                                                              (UNAUDITED)        1997
                                                              ------------   ------------
OPERATIONS:
  Net investment income                                       $   236,533     $  385,565
  Net realized gain (loss) on investments                           4,239         (1,729)
  Net change in unrealized appreciation (depreciation) on
     investments                                                      (14)          (499)
                                                              -----------     ----------
  Net increase in net assets resulting from operations            240,758        383,337
                                                              -----------     ----------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income                                          (240,805)      (392,547)
                                                              -----------     ----------
SHARE TRANSACTIONS:
  Proceeds from shares sold                                     5,544,946      4,360,586
  Reinvestment of dividends                                       229,876        383,218
  Cost of shares redeemed                                      (2,793,078)    (2,587,318)
                                                              -----------     ----------
  Net increase from share transactions                          2,981,744      2,156,486
                                                              -----------     ----------
TOTAL CHANGES IN NET ASSETS                                     2,981,697      2,147,276
NET ASSETS
  Beginning of period                                           8,602,931      6,455,655
                                                              -----------     ----------
  End of period                                               $11,584,628     $8,602,931
                                                              ===========     ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                             $11,591,282     $8,602,555
  Undistributed (distribution in excess of) net investment
     income                                                        (8,416)         4,343
  Accumulated net realized gain (loss) on investments               1,907         (3,836)
  Net unrealized appreciation (depreciation) of investments          (145)          (131)
                                                              -----------     ----------
  Net assets applicable to shares outstanding                 $11,584,628     $8,602,931
                                                              ===========     ==========
SHARES OUTSTANDING:
  Shares sold                                                     556,160        437,016
  Reinvestment of dividends and distributions                      23,057         38,406
                                                              -----------     ----------
                                                                  579,217        475,422
  Shares redeemed                                                (280,147)      (259,339)
                                                              -----------     ----------
  Net increase                                                    299,070        216,083
  Beginning of period                                             862,865        646,782
                                                              -----------     ----------
  End of period                                                 1,161,935        862,865
                                                              ===========     ==========

    The accompanying notes are an integral part of the financial statements.

TOUCHSTONE STANDBY INCOME FUND
Financial Highlights
--------------------------------------------------------------------------------

                               FOR THE SIX                                                   FOR THE
                               MONTHS ENDED     FOR THE        FOR THE        FOR THE         PERIOD
                                 JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED      ENDED(a)
                                   1998       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                               (UNAUDITED)        1997           1996           1995           1994
                               ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                         $  9.97         $ 9.98         $10.01         $10.03         $10.00
                                 -------         ------         ------         ------         ------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income               0.25           0.51           0.46           0.55           0.11
Net realized and unrealized
  gain (loss) on investments        0.01             --           0.01          (0.02)          0.03
                                 -------         ------         ------         ------         ------
Total from investment
  operations                        0.26           0.51           0.47           0.53           0.14
                                 -------         ------         ------         ------         ------
LESS: DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income            (0.26)         (0.52)         (0.50)         (0.55)         (0.11)
                                 -------         ------         ------         ------         ------
NET ASSET VALUE, END OF
  PERIOD                         $  9.97         $ 9.97         $ 9.98         $10.01         $10.03
                                 =======         ======         ======         ======         ======
TOTAL RETURN(b)                    2.63%          5.21%          4.80%          5.71%          1.40%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period
  (000's)                        $11,585         $8,603         $6,456         $5,910         $5,048
Ratios to average net assets:
  Expenses(c)                      0.75%(d)       0.75%          0.75%          0.75%          1.00%(d)
  Net investment income            5.12%(d)       5.14%          4.88%          5.32%          4.54%(d)
Portfolio turnover                  583%           285%            20%           142%             0%

------------------------------
(a) The Fund commenced operations on October 3, 1994.
(b) Total return is calculated without using a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown (See Note 2).
(c) If the waiver and reimbursement had not been in place for the periods listed, and after consideration of state expense limitations, the ratios of expenses to average net assets would have been higher.
(d) Ratios are annualized.

    The accompanying notes are an integral part of the financial statements.

TOUCHSTONE STANDBY INCOME FUND
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Touchstone Standby Income Fund, (the "Fund") is a series of Select Advisors Trust A (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and which was organized as a Massachusetts business trust on February 7, 1994. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest in the Fund. At June 30, 1998, Western-Southern Life Assurance Company ("Western-Southern") owned 56.5% of the Standby Income Fund.

     The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     The following is a summary of the significant accounting policies of the
Fund:

     a) Investment Valuation. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

     b) Interest Income. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

     c) Dividends and Distributions. Dividends are declared daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

     Income and realized gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences which may result in distribution re-classifications are primarily due to non-deductible organization costs, passive foreign investment companies, foreign currency transactions, losses deferred due to wash sales, and excise tax regulations.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     d) Organization Expense. Organization expenses were deferred and are being amortized by the Fund on a straight-line basis over a five-year period from commencement of operations. The amount paid by the Trust on any redemption by Touchstone Advisors or any other then-current holder of the organizational seed capital shares ("Initial Shares") of the Fund will be reduced by a portion of any unamortized organization expenses of the Fund, determined by the proportion of the number of the Initial Shares of the Fund redeemed to the number of the Initial Shares of the Fund outstanding after taking into account any prior redemptions of the Initial Shares of the Fund.

     e) Federal Taxes. The Fund is treated as a separate entity for federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income tax is necessary. At December 31, 1997 the Fund had capital loss carryforwards of $603 expiring in December 2003, and $41 expiring in December 2005.

     Additionally, at December 31, 1997, the Fund has $3,193 of net capital losses attributable to security transactions incurred after October 31, 1997, which are treated as arising on the first day of the Fund's next taxable year.

TOUCHSTONE STANDBY INCOME FUND
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     f) Repurchase Agreements. The Fund may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The Fund may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards established by the Trust's Board of Trustees. The Fund, through its custodian, receives as collateral delivery of the underlying securities, whose market value is required to be at least 102% of the resale price at the time of purchase. The resale price reflects the purchase price plus an agreed upon rate of interest.

     g) Securities Transactions. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

2.  TRANSACTIONS WITH AFFILIATES

     a) Investment Advisory Fees. The Trust has an investment advisory agreement with Touchstone Advisors, Inc., a subsidiary of Western-Southern, (the "Advisor"). Under the terms of the investment advisory agreement, the Fund pays a fee on an annual basis equal to 0.25% of the average daily net assets of the Fund. Fort Washington Investment Advisors, Inc., an affiliate of the Advisor, is the sub-advisor for the Fund.

     b) Sponsor. The Trust, on the behalf of the Fund, has entered into a Sponsor Agreement with Touchstone Advisors, Inc. (the "Sponsor"). The Sponsor provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer agent. The Sponsor receives a fee from the Fund equal on an annual basis to 0.20% of the average daily net assets of the Fund. The Sponsor has advised the Trust that it will waive all fees under the Sponsor Agreement through December 31, 1998.

     c) Trustees. Each Trustee who is not an "interested person" (as defined by the Act), of the Trust receives an aggregate of $5,000 annually plus $1,000 per meeting attended, as well as reimbursement for reasonable out-of-pocket expenses, from the Trust and from Select Advisors Trust C, Select Advisors Portfolio, and Select Advisors Variable Insurance Trust, which are included in separate reports. For the six months ended June 30, 1998 the Fund incurred $892 in Trustee fees.

3.  EXPENSE REIMBURSEMENTS

     The Advisor has agreed to reimburse the Fund so that, following such reimbursement, the aggregate total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of the Fund are not greater, on an annual basis, than 0.75% of the average daily net assets of the Fund. For the six months ended June 30, 1998 the Advisor reimbursed the Fund $66,278.

4.  PURCHASES AND SALES OF INVESTMENT SECURITIES

     Purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) amounted to $9,217,808 and $9,577,553, respectively, for the six months ended June 30, 1998.

     Purchases and sales of U.S. government obligations amounted to $2,548,467 and $2,448,447, respectively, for the six months ended June 30, 1998.

                                  Distributor
                          Touchstone Securities, Inc.
                                311 Pike Street
                             Cincinnati, Ohio 45202
                            (800) 669-2796 (press 3)


                          Investment Advisor & Sponsor
                           Touchstone Advisors, Inc.
                                311 Pike Street
                             Cincinnati, Ohio 45202


                          Administrator and Custodian
                         Investors Bank & Trust Company
                              200 Clarendon Street
                        Boston, Massachusetts 02116-9130


                                 Transfer Agent
                      State Street Bank and Trust Company
                                 P.O. Box 8518
                        Boston, Massachusetts 02266-8518


                            Independent Accountants
                        Price Waterhouse Coopers, L.L.P.
                            One International Place
                          Boston, Massachusetts 02110


                                 Legal Counsel
                                 Frost & Jacobs
                                2500 PNC Center
                             201 East Fifth Street
                             Cincinnati, Ohio 45202



                                   TOUCHSTONE
                The Mark of Excellence in Investment Management(SM)

FORM 7078-9806